UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5262
--------------------------------------------------------------------------------
                              MFS SERIES TRUST VIII
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------
                   Date of reporting period: October 31, 2004
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) STRATEGIC INCOME FUND                                          10/31/04

ANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                27
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       40
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              55
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               56
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         60
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      60
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             61
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                           95.0%
        Cash & Other Net Assets          4.4%
        Stocks                           0.6%

MARKET SECTORS*

High Yield Corporates                                                    36.3%
------------------------------------------------------------------------------
International Sovereigns                                                 17.7%
------------------------------------------------------------------------------
Emerging Markets Debt                                                    13.8%
------------------------------------------------------------------------------
High Grade Corporates                                                    12.3%
------------------------------------------------------------------------------
Commercial Mortgage Backed                                                7.9%
------------------------------------------------------------------------------
Mortgage Backed                                                           5.2%
------------------------------------------------------------------------------
Cash & Other Net Assets                                                   4.4%
------------------------------------------------------------------------------
U.S. Government Agencies 1.4%
------------------------------------------------------------------------------
Domestic Convertibles                                                     0.6%
------------------------------------------------------------------------------
Residential Mortgage Backed                                               0.4%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration                                                           4.1
------------------------------------------------------------------------------
Average Life                                                           7.7 Yrs
------------------------------------------------------------------------------
Average Maturity                                                      10.3 Yrs
------------------------------------------------------------------------------
Average Quality                                                            BBB
------------------------------------------------------------------------------
Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      29.3%
------------------------------------------------------------------------------
AA                                                                        0.9%
------------------------------------------------------------------------------
A                                                                         3.5%
------------------------------------------------------------------------------
BBB                                                                      13.8%
------------------------------------------------------------------------------
BB                                                                       20.2%
------------------------------------------------------------------------------
B                                                                        26.5%
------------------------------------------------------------------------------
CCC                                                                       4.4%
------------------------------------------------------------------------------
CC                                                                        0.4%
------------------------------------------------------------------------------
Not Rated                                                                 0.4%
------------------------------------------------------------------------------
Equity                                                                    0.6%
------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

United States                                                            63.3%
------------------------------------------------------------------------------
Germany                                                                   4.2%
------------------------------------------------------------------------------
Russia                                                                    3.1%
------------------------------------------------------------------------------
Brazil                                                                    2.9%
------------------------------------------------------------------------------
Mexico                                                                    2.7%
------------------------------------------------------------------------------
United Kingdom                                                            2.3%
------------------------------------------------------------------------------
Ireland                                                                   2.1%
------------------------------------------------------------------------------
Netherlands                                                               2.0%
------------------------------------------------------------------------------
France                                                                    1.8%
------------------------------------------------------------------------------
Other                                                                    15.6%
------------------------------------------------------------------------------

 *For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable. The bond weight in this portfolio includes the equivalent exposure of a short U.S. Treasury futures contract.

**Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the ratings assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended October 31, 2004, the MFS Strategic Income Fund Class A shares, provided an average annual return of 9.57% not including sales charges, outperforming two of the fund's four benchmarks.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, through we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO RELATIVE PERFORMANCE

This is a broadly diversified bond fund. The fund's asset allocation is actively managed across four broad fixed-income sectors: U.S. government bonds, international bonds (including emerging market debt), high-grade corporate bonds, and high-yield bonds.

A large portion of the fund's performance came from holding higher yielding bonds compared with most of its benchmark indices. During the prior twelve months the high yield market - as measured by the Lehman Brothers High Yield Index, one of the fund's benchmarks - advanced 12.32%. Currency positioning was also a major contributor to the fund's relative returns. In North America, quality factors aided performance. In particular, our positioning in lower rated domestic debt proved favorable. Among individual contributors to performance, sovereign bonds from the nations of Spain, Germany, Finland, Brazil, the Netherlands, and Ireland contributed to performance. In addition, a collateralized mortgage obligation issued by Morgan Stanley Capital was a strong overall performer.

DETRACTORS FROM RELATIVE PERFORMANCE

Despite overall success in the high yield area, there were a couple of individual high yield holdings that detracted from relative performance. In particular, our positions in MCI WorldCom and domestic textile manufacturer WestPoint Stevens hindered returns. WorldCom took longer to turn around than we had expected. We sold out of our WorldCom and WestPoint Stevens positions by the end of the period.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                           Citigroup
                            J.P. Morgan     World
                             Emerging     Government       Lehman       Lehman
          MFS Strategic       Market         Bond         Brothers     Brothers
          Income Fund --    Bond Index     Non-Dollar    High Yield    Aggregate
            Class A           Global      Hedged Index     Index      Bond Index

10/94       $ 9,525          $10,000        $10,000       $10,000      $10,000
10/96        12,096           15,166         13,097        12,852       12,241
10/98        13,058           15,201         16,455        14,542       14,574
10/00        14,324           21,761         18,150        14,929       15,721
10/02        15,629           24,477         20,824        14,088       19,070
10/04        19,490           35,291         22,348        21,168       21,112


TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------
                         Class
   Share class      inception date      1-yr      3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A              10/29/87           9.57%     8.84%     6.35%      7.42%
------------------------------------------------------------------------------
        B               9/7/93            8.90%     8.19%     5.67%      6.73%
------------------------------------------------------------------------------
        C               9/1/94            8.91%     8.16%     5.65%      6.74%
------------------------------------------------------------------------------
        I               1/8/97            9.95%     9.21%     6.72%      7.70%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average multisector income fund+          9.06%     9.88%     7.02%      7.13%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-
Dollar Hedged Index##                     4.62%     3.71%     5.78%      8.37%
------------------------------------------------------------------------------
J.P. Morgan Emerging Market Bond
Index Global#                            12.79%    15.41%    13.90%     13.44%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index##                                   5.53%     5.44%     7.58%      7.76%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index##       12.32%    12.40%     6.89%      7.79%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                 4.36%     7.09%     5.32%      6.90%
------------------------------------------------------------------------------
        B                                 4.90%     7.33%     5.36%      6.73%
------------------------------------------------------------------------------
        C                                 7.91%     8.16%     5.65%      6.74%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
   Cumulative
without sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                 9.57%    28.93%    36.03%    104.62%
------------------------------------------------------------------------------
        B                                 8.90%    26.65%    31.73%     91.81%
------------------------------------------------------------------------------
        C                                 8.91%    26.53%    31.63%     91.90%
------------------------------------------------------------------------------
        I                                 9.95%    30.25%    38.43%    109.95%
------------------------------------------------------------------------------

 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Bloomberg.
## Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers Aggregate Bond Index - measures the U.S. bond market.

Lehman Brothers High Yield Index - measures the high-yield bond market.

Citigroup World Government Bond Non-Dollar Hedged Index - measures the government bond markets around the world, ex-U.S.

J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           0.83%        $1,000          $1,061           $4.31
A  ---------------------------------------------------------------------------
    Hypothetical     0.83%        $1,000          $1,021           $4.23
------------------------------------------------------------------------------
    Actual           1.48%        $1,000          $1,058           $7.68
B  ---------------------------------------------------------------------------
    Hypothetical     1.48%        $1,000          $1,018           $7.53
------------------------------------------------------------------------------
    Actual           1.48%        $1,000          $1,058           $7.68
C  ---------------------------------------------------------------------------
    Hypothetical     1.48%        $1,000          $1,018           $7.53
------------------------------------------------------------------------------
    Actual           0.48%        $1,000          $1,063           $2.50
I  ---------------------------------------------------------------------------
    Hypothetical     0.48%        $1,000          $1,023           $2.45
------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.7%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.2%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                           $1,000,000        $1,042,500
-------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                        870,000           901,537
-------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                       445,000           467,250
-------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                               1,975,000         1,821,937
-------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                          965,000         1,047,025
-------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                    305,000           272,975
-------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                       463,000           599,784
-------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25%, 2009                 1,645,000         1,431,150
-------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875%, 2011                                         1,000,000         1,105,000
-------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                       1,820,000         1,913,275
-------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                  1,175,000         1,257,250
-------------------------------------------------------------------------------------------------
                                                                                      $11,859,683
-------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                             $885,000          $991,200
-------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                               600,000           631,500
-------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.25%, 2007                                       784,000           799,680
-------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                     700,000           752,500
-------------------------------------------------------------------------------------------------
                                                                                       $3,174,880
-------------------------------------------------------------------------------------------------
Airlines - 0.2%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                               $400,000          $285,896
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                804,790           623,985
-------------------------------------------------------------------------------------------------
                                                                                         $909,881
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 8.2%
-------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                                      $900,000          $758,095
-------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                       1,200,000         1,011,840
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.0046%, 2026                             1,485,000         1,579,798
-------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                3,640,000         3,849,821
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                   2,000,000         2,050,853
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2009                      2,150,000         2,382,250
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                      1,600,000         1,782,043
-------------------------------------------------------------------------------------------------
Crest 2004 1 Ltd., 7%, 2040*##                                          400,000           388,102
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                       58,000,000           205,790
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                              550,000           559,565
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.6133%, 2032                            385,000           444,168
-------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8%, 2004##+                              841,527           815,423
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                 1,050,000           901,556
-------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8379%, 2025^^                           4,894,960           891,750
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.0625%, 2023^^##                          6,749,476           889,360
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America,
0.5417%, 2035^^                                                      54,713,111         1,216,316
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029##                                                              600,000           688,698
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                1,758,000         1,705,399
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.18%, 2009                             430,000           474,381
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5914%, 2014^^##                    10,951,115           843,126
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                          2,500,000         2,670,105
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                   3,000,000         2,902,472
-------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7.75%, 2027                         1,371,925         1,369,828
-------------------------------------------------------------------------------------------------
                                                                                      $30,380,739
-------------------------------------------------------------------------------------------------
Automotive - 2.6%
-------------------------------------------------------------------------------------------------
Dana Corp., 6.5%, 2009                                               $1,400,000        $1,473,500
-------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                EUR 340,000           513,235
-------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                          $1,115,000         1,085,883
-------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                   2,127,000         2,360,238
-------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                    1,832,000         1,906,355
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                      219,000           251,850
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                         361,000           429,590
-------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                1,250,000         1,456,250
-------------------------------------------------------------------------------------------------
                                                                                       $9,476,901
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.0%
-------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                         $1,325,000        $1,445,906
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                        1,682,000         1,719,845
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                       1,084,000         1,184,271
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                            182,000           190,190
-------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014##                         EUR 755,000         1,001,876
-------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.113%, 2049                     $576,000           599,137
-------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                    1,368,000         1,340,640
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                      493,000           549,534
-------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
5.52%, 2049##                                                         1,482,000         1,857,153
-------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                             1,152,000         1,209,600
-------------------------------------------------------------------------------------------------
                                                                                      $11,098,152
-------------------------------------------------------------------------------------------------
Basic Industry - 0.1%
-------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                             $335,000          $343,375
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 2.4%
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                     $1,634,000        $1,797,400
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                            1,580,000         1,271,900
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                          1,090,000         1,099,537
-------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                             1,628,000         1,783,420
-------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                      420,000           411,600
-------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                       395,000           424,625
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                        1,217,000         1,137,895
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                    841,000         1,083,660
-------------------------------------------------------------------------------------------------
                                                                                       $9,010,037
-------------------------------------------------------------------------------------------------
Building - 0.8%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                             $735,000          $812,175
-------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                        1,000,000         1,050,000
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                      545,000           540,912
-------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                      355,000           399,375
-------------------------------------------------------------------------------------------------
                                                                                       $2,802,462
-------------------------------------------------------------------------------------------------
Business Services - 1.2%
-------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                      $650,000          $703,625
-------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                      1,250,000         1,350,000
-------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                 1,060,000         1,086,500
-------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                             1,030,000         1,133,000
-------------------------------------------------------------------------------------------------
                                                                                       $4,273,125
-------------------------------------------------------------------------------------------------

Chemicals - 3.1%
-------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                            $900,000          $990,000
-------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                     675,000           756,000
-------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                    835,000           964,425
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                               720,000           756,000
-------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                       1,210,000         1,527,625
-------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                      1,000,000         1,125,000
-------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67%, 2013               1,000,000           855,000
-------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                             EUR 70,000            96,264
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                 $1,340,000         1,579,525
-------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                  475,000           514,188
-------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                        955,000         1,005,138
-------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                             1,190,000         1,112,650
-------------------------------------------------------------------------------------------------
                                                                                      $11,281,815
-------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
-------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                           $530,000          $564,450
-------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                            1,055,000         1,193,214
-------------------------------------------------------------------------------------------------
                                                                                       $1,757,664
-------------------------------------------------------------------------------------------------
Construction - 0.2%
-------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                            $760,000          $856,900
-------------------------------------------------------------------------------------------------

Consumer Cyclical - 0.7%
-------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                             $835,000          $901,104
-------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                            775,000           813,750
-------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                           876,000           886,950
-------------------------------------------------------------------------------------------------
                                                                                       $2,601,804
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.3%
-------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                $1,100,000          $973,500
-------------------------------------------------------------------------------------------------

Containers - 1.3%
-------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                             $1,435,000        $1,635,900
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                      390,000           428,025
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     1,460,000         1,606,000
-------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                               1,030,000           960,475
-------------------------------------------------------------------------------------------------
                                                                                       $4,630,400
-------------------------------------------------------------------------------------------------

Defense Electronics - 0.1%
-------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                        $445,000          $491,725
-------------------------------------------------------------------------------------------------

Electronics - 0.2%
-------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                             $790,000          $829,500
-------------------------------------------------------------------------------------------------

Emerging Market Agencies - 1.7%
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                     $1,457,000        $1,682,835
-------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                       1,865,000         2,298,613
-------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                  801,000           972,462
-------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                 1,020,000         1,253,294
-------------------------------------------------------------------------------------------------
                                                                                       $6,207,204
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 7.3%
-------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014##                               $750,000          $876,562
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.125%, 2012                              2,160,017         1,981,816
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                  5,021,384         4,986,862
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                               995,000           875,600
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                 2,373,000         2,676,744
-------------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                                     1,150,000         1,150,000
-------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                      316,000           386,310
-------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                               1,424,000         1,576,821
-------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                        302,000           314,080
-------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                        1,014,000         1,178,268
-------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                  2,164,000         2,672,540
-------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                   2,053,000         1,805,425
-------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                         1,499,000         2,034,893
-------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                           1,610,000         2,320,413
-------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                         584,000           670,140
-------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                     1,374,000         1,464,684
-------------------------------------------------------------------------------------------------
                                                                                      $26,971,158
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                $855,000          $936,225
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                     860,000           956,750
-------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                         2,146,000         2,363,478
-------------------------------------------------------------------------------------------------
                                                                                       $4,256,453
-------------------------------------------------------------------------------------------------

Energy - Integrated - 0.7%
-------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                         $830,000          $934,273
-------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                           87,000            95,918
-------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                             1,504,000         1,710,800
-------------------------------------------------------------------------------------------------
                                                                                       $2,740,991
-------------------------------------------------------------------------------------------------
Entertainment - 0.9%
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                    $864,000          $892,080
-------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                          565,000           591,838
-------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                            913,000           879,904
-------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                          653,000           799,153
-------------------------------------------------------------------------------------------------
                                                                                       $3,162,975
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.3%
-------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                 $2,515,000        $2,766,500
-------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                           880,000           928,400
-------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                             245,000           274,400
-------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                          750,000           891,935
-------------------------------------------------------------------------------------------------
                                                                                       $4,861,235
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.6%
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                               $1,145,000        $1,265,225
-------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                   1,750,000         2,060,625
-------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                       775,000           873,812
-------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                      775,000           883,500
-------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014##                                   890,000           950,075
-------------------------------------------------------------------------------------------------
                                                                                       $6,033,237
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.3%
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                           $5,000            $5,244
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                        1,630,000         1,837,825
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                               700,000           743,750
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                  935,000         1,070,575
-------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012               1,000,000         1,172,500
-------------------------------------------------------------------------------------------------
                                                                                       $4,829,894
-------------------------------------------------------------------------------------------------
Industrial - 0.7%
-------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                              $1,280,000        $1,408,000
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                 1,000,000           960,000
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                      140,000           152,600
-------------------------------------------------------------------------------------------------
                                                                                       $2,520,600
-------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.3%
-------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                              EUR 832,000        $1,123,352
-------------------------------------------------------------------------------------------------

International Market Agencies - 0.5%
-------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                       EUR 1,402,000        $1,816,268
-------------------------------------------------------------------------------------------------

International Market Sovereign - 17.0%
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007                             EUR 1,696,000        $2,239,788
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                               4,972,000         6,491,596
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                522,000           731,936
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                389,000           621,765
-------------------------------------------------------------------------------------------------
Government of Australia, 8.75%, 2008                              AUD 1,132,000           946,550
-------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                  1,291,000         1,030,958
-------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                    CAD 744,000           652,582
-------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                       726,000           632,017
-------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                          127,000           143,820
-------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                               NZD 1,434,000         1,021,229
-------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                 4,687,000         3,306,385
-------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                     EUR 853,000         1,120,944
-------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                            831,000         1,154,056
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007                                      DKK 5,239,000         1,010,590
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                          9,355,000         1,809,456
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013                                          1,601,000           297,497
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                               EUR 2,496,000         3,416,918
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                   2,814,000         3,694,963
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                            2,530,328         3,552,936
-------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                       1,988,000         2,741,423
-------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                         1,210,000         1,684,626
-------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                        201,000           268,768
-------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                      2,277,000         2,930,367
-------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                         2,666,000         3,423,038
-------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                       2,177,000         2,936,823
-------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                          1,755,000         2,328,850
-------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                      4,532,000         6,049,164
-------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013                                       584,000           835,785
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                GBP 206,000           406,917
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2008 - 2012                              2,071,000         3,865,024
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                    655,000         1,261,952
-------------------------------------------------------------------------------------------------
                                                                                      $62,608,723
-------------------------------------------------------------------------------------------------
Machinery & Tools - 2.2%
-------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                               $1,415,000        $1,521,125
-------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                 1,500,000         1,710,000
-------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                        865,000         1,000,156
-------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                              795,000           894,375
-------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                995,000         1,114,400
-------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                               120,000           128,400
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                      1,700,000         1,683,000
-------------------------------------------------------------------------------------------------
                                                                                       $8,051,456
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
-------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                $1,100,000        $1,215,500
-------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                  677,000           799,430
-------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                     816,000           909,840
-------------------------------------------------------------------------------------------------
                                                                                       $2,924,770
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
-------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                     $150,000          $159,000
-------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                   115,000           122,906
-------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                      860,000           943,850
-------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                         742,000           917,134
-------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                           627,000           717,915
-------------------------------------------------------------------------------------------------
                                                                                       $2,860,805
-------------------------------------------------------------------------------------------------
Mortgage Backed - 5.2%
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                       $15,023,671       $15,436,291
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                  771,723           813,033
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                  2,972,433         2,970,024
-------------------------------------------------------------------------------------------------
                                                                                      $19,219,348
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
-------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                     $610,000          $667,950
-------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 2.2%
-------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                         $300,000          $336,750
-------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                      1,679,000         2,007,169
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                          570,000           572,850
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                     1,090,000         1,136,325
-------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                           850,000           919,149
-------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                             167,000           169,899
-------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                          1,050,000         1,182,563
-------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                     1,500,000         1,680,000
-------------------------------------------------------------------------------------------------
                                                                                       $8,004,705
-------------------------------------------------------------------------------------------------
Oils - 0.7%
-------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                       $950,000        $1,066,375
-------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                               590,000           679,975
-------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                       802,000           912,815
-------------------------------------------------------------------------------------------------
                                                                                       $2,659,165
-------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                         $715,000          $727,512
-------------------------------------------------------------------------------------------------

Printing & Publishing - 1.7%
-------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                     $1,100,000        $1,265,000
-------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                        986,000         1,165,945
-------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                       EUR 640,000           802,346
-------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                        $1,530,000         1,698,300
-------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                   1,180,000         1,224,250
-------------------------------------------------------------------------------------------------
                                                                                       $6,155,841
-------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                       $942,000        $1,175,703
-------------------------------------------------------------------------------------------------

Retailers - 1.4%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                        $1,510,000        $1,627,025
-------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                  500,000           513,750
-------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                     1,126,000         1,125,108
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                            1,230,000         1,362,225
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                             575,000           599,438
-------------------------------------------------------------------------------------------------
                                                                                       $5,227,546
-------------------------------------------------------------------------------------------------

Supermarkets - 0.3%
-------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                         $1,125,000        $1,223,438
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 3.3%
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                      $744,000          $870,480
-------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                                    675,000           686,812
-------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                 1,225,000           921,812
-------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                          995,000         1,079,575
-------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                          1,215,000         1,300,050
-------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                         445,000           495,063
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                 964,000           985,690
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                             1,110,000         1,232,100
-------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009                         729,000           772,740
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                      895,000           901,713
-------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                           425,000           460,063
-------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                   440,000           476,300
-------------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005##                                 1,077,000         1,109,310
-------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                      708,000           769,950
-------------------------------------------------------------------------------------------------
                                                                                      $12,061,658
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.4%
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                               $953,000        $1,095,950
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                    46,000            49,105
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030              1,108,000         1,462,077
-------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                         675,000           750,937
-------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                     1,055,000         1,252,813
-------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                      512,000           549,850
-------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                     961,000           983,956
-------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                                 EUR 966,000         1,307,007
-------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                        $540,000           542,700
-------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                    831,000           941,484
-------------------------------------------------------------------------------------------------
                                                                                       $8,935,879
-------------------------------------------------------------------------------------------------
Tobacco - 0.2%
-------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                      $904,000          $904,000
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 1.4%
-------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                               $1,094,000        $1,091,344
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                              484,219           477,851
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                            1,026,425         1,038,630
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                            2,460,000         2,544,253
-------------------------------------------------------------------------------------------------
                                                                                       $5,152,078
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.3%
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                     $3,000,000        $3,107,226
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                       832,773           918,588
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008###                                   6,787,000         6,840,556
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                     4,539,684         5,150,590
-------------------------------------------------------------------------------------------------
                                                                                      $16,016,960
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.6%
-------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                $1,220,000        $1,421,300
-------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                        1,200,000         1,353,000
-------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                 1,705,000         2,008,132
-------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                          1,500,000         1,702,500
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                               901,000           554,115
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                            800,000           580,000
-------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                   775,000           867,330
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                               1,312,000         1,430,080
-------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                            679,000           825,118
-------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                   790,000           897,637
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                    1,161,000         1,304,102
-------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                              838,000           877,490
-------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                   785,000           824,250
-------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                      1,500,000         1,685,712
-------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                            1,260,000         1,387,575
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                      160,000           165,000
-------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                                280,000           303,800
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                 1,580,000         1,690,600
-------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                      342,000           354,660
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                    795,000           882,450
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                     805,000           905,625
-------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                               1,793,000         1,883,543
-------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                          555,681           622,480
-------------------------------------------------------------------------------------------------
                                                                                      $24,526,499
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $338,488,072)                                          $360,379,946
-------------------------------------------------------------------------------------------------

Stocks
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Apparel Manufacturers
-------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                        814           $68,132
-------------------------------------------------------------------------------------------------

Specialty Chemicals
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                     1               $25
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $302,783)                                                  $68,157
-------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.2%
-------------------------------------------------------------------------------------------------
Automotive - 0.2%
-------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost,
$721,213)                                                                13,755          $687,612
-------------------------------------------------------------------------------------------------

Preferred Stock
-------------------------------------------------------------------------------------------------
Real Estate
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75% (Identified Cost, $34,871)                   1,275           $34,999
-------------------------------------------------------------------------------------------------

Warrants
-------------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)                 1,250,000                $0
-------------------------------------------------------------------------------------------------
DWC Construction Co., Inc. (Utilities - Other)*                          67,756             9,776
-------------------------------------------------------------------------------------------------
DWC Trading (Utilities - Other)*                                         26,835             5,526
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                               2                 3
-------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $--)                                                     $15,305
-------------------------------------------------------------------------------------------------

Convertible Bond - 0.4%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010
(Identified Cost, $1,241,477)                                        $1,300,000        $1,324,375
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.1%
-------------------------------------------------------------------------------------------------
Goldman Sachs, 1.86%, dated 10/29/04, due 11/01/04, total
to be received $382,059 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded account),
at Cost                                                                $382,000          $382,000
-------------------------------------------------------------------------------------------------
Total Investments (+) (Identified Cost, $341,170,416)                                $362,892,394
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.6%                                                   5,849,856
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $368,742,250
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  + Restricted security.
(+) As of October 31, 2004, 1 security representing $68,132 and less than 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

  AUD =           Australian Dollar                   GBP =       British Pound
  CAD =           Canadian Dollar                     NZD =       New Zealand Dollar
  DKK =           Danish Krone                        SEK =       Swedish Krona
  EUR =           Euro

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value (identified cost, $341,170,416)             $362,892,394
-----------------------------------------------------------------------------------------------------
Cash                                                                   408,150
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts             449,753
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                   394,534
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      3,842,627
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        309,824
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    6,306,835
-----------------------------------------------------------------------------------------------------
Other assets                                                             2,965
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $374,607,082
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                 $468,760
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              2,009,196
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts            91,125
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    2,613,211
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     497,020
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        12,072
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           55,642
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          19,092
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       350
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  98,364
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $5,864,832
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $368,742,250
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $430,973,493
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        20,195,048
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (80,130,909)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (2,295,382)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $368,742,250
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  53,703,513
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $190,165,142
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                27,548,029
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $6.90
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.90)                                                    $7.24
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $130,075,123
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                19,049,876
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.83
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $36,536,727
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 5,374,555
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.80
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $11,965,258
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,731,053
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $6.91
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                          $25,521,451
-----------------------------------------------------------------------------------------------------
  Dividends                                                              10,268
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $25,531,719
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $2,457,698
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 20,085
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           632,236
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                668,658
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              1,379,916
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                383,164
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     34,726
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         196,359
-----------------------------------------------------------------------------------------------------
  Printing                                                               57,332
-----------------------------------------------------------------------------------------------------
  Postage                                                                46,809
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          47,955
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              7,023
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         115,081
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $6,047,042
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (7,250)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (1,666,260)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $4,373,532
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $21,158,187
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $12,000,488
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                    (874,300)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (3,847,100)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $7,279,088
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                        $6,093,261
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                    (407,267)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies        (1,177,752)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $4,508,242
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $11,787,330
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $32,945,517
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN  NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                               2004                      2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                             $21,158,187               $21,464,494
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               7,279,088                 7,109,012
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                4,508,242                19,366,235
-------------------------------------------------------------  --------------              ------------
Change in net assets from operations                              $32,945,517               $47,939,741
-------------------------------------------------------------  --------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                        $(11,527,423)             $(11,234,807)
-------------------------------------------------------------------------------------------------------
  Class B                                                          (7,428,777)               (8,085,948)
-------------------------------------------------------------------------------------------------------
  Class C                                                          (2,061,458)               (1,949,589)
-------------------------------------------------------------------------------------------------------
  Class I                                                            (687,080)                 (599,006)
-------------------------------------------------------------  --------------              ------------
Total distributions declared to shareholders                     $(21,704,738)             $(21,869,350)
-------------------------------------------------------------  --------------              ------------
Change in net assets from fund share transactions                $(30,796,574)              $(6,475,192)
-------------------------------------------------------------  --------------              ------------
Redemption fees                                                        $1,803                       $--
-------------------------------------------------------------  --------------              ------------
Total change in net assets                                       $(19,553,992)              $19,595,199
-------------------------------------------------------------  --------------              ------------

NET ASSETS

At beginning of period                                           $388,296,242              $368,701,043
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $2,295,382 and
$3,961,354, respectively)                                        $368,742,250              $388,296,242
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                            YEARS ENDED 10/31
                                             --------------------------------------------------------------------------------
CLASS A                                              2004              2003              2002            2001            2000

Net asset value, beginning of period                $6.69             $6.24             $6.46           $6.67           $7.30
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.40             $0.38             $0.41           $0.52           $0.60
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.22              0.46             (0.20)          (0.16)          (0.59)
-----------------------------------------------  --------            ------            ------          ------          ------
Total from investment operations                    $0.62             $0.84             $0.21           $0.36           $0.01
-----------------------------------------------  --------            ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.41)           $(0.39)           $(0.39)         $(0.49)         $(0.48)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                --             (0.04)          (0.08)          (0.16)
-----------------------------------------------  --------            ------            ------          ------          ------
Total distributions declared to
shareholders                                       $(0.41)           $(0.39)           $(0.43)         $(0.57)         $(0.64)
-----------------------------------------------  --------            ------            ------          ------          ------
Redemption fees added to paid-in capital#           $0.00+              $--               $--             $--             $--
-----------------------------------------------  --------            ------            ------          ------          ------
Net asset value, end of period                      $6.90             $6.69             $6.24           $6.46           $6.67
-----------------------------------------------  --------            ------            ------          ------          ------
Total return (%)(+)                                  9.57             13.81              3.39            5.54           (0.03)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 10/31
                                             --------------------------------------------------------------------------------
CLASS A (CONTINUED)                                  2004              2003              2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           0.87              0.93              0.94            0.96            0.92
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          5.92              5.89              6.59            7.83            8.57
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     64               136               147             153             127
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $190,165          $190,926          $176,624        $184,482        $111,791
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                               $0.37             $0.36             $0.39           $0.46           $0.54
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.32              1.32              1.40            1.80            1.81
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                5.47              5.50              6.13            6.99            7.68
-----------------------------------------------------------------------------------------------------------------------------
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly. (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share.
       In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEARS ENDED 10/31
                                             --------------------------------------------------------------------------------
CLASS B                                              2004              2003              2002            2001            2000

Net asset value, beginning of period                $6.62             $6.18             $6.39           $6.61           $7.24
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.35             $0.34             $0.37           $0.47           $0.55
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.22              0.45             (0.19)          (0.17)          (0.59)
-----------------------------------------------  --------            ------            ------          ------          ------
Total from investment operations                    $0.57             $0.79             $0.18           $0.30          $(0.04)
-----------------------------------------------  --------            ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.36)           $(0.35)           $(0.36)         $(0.45)         $(0.44)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                --             (0.03)          (0.07)          (0.15)
-----------------------------------------------  --------            ------            ------          ------          ------
Total distributions declared to
shareholders                                       $(0.36)           $(0.35)           $(0.39)         $(0.52)         $(0.59)
-----------------------------------------------  --------            ------            ------          ------          ------
Redemption fees added to paid-in capital#           $0.00+              $--               $--             $--             $--
-----------------------------------------------  --------            ------            ------          ------          ------
Net asset value, end of period                      $6.83             $6.62             $6.18           $6.39           $6.61
-----------------------------------------------  --------            ------            ------          ------          ------
Total return (%)                                     8.90             13.00              2.93            4.71           (0.67)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 10/31
                                             --------------------------------------------------------------------------------
CLASS B (CONTINUED)                                  2004              2003              2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.52              1.58              1.59            1.61            1.56
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          5.27              5.25              5.95            7.22            7.89
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     64               136               147             153             127
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $130,075          $146,903          $146,096        $163,299        $137,013
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                               $0.32             $0.31             $0.34           $0.42           $0.49
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.97              1.97              2.05            2.45            2.45
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                4.82              4.86              5.49            6.38            7.00
-----------------------------------------------------------------------------------------------------------------------------
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share.
       In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEARS ENDED 10/31
                                             --------------------------------------------------------------------------------
CLASS C                                              2004              2003              2002            2001            2000

Net asset value, beginning of period                $6.59             $6.15             $6.37           $6.59           $7.22
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.35             $0.33             $0.37           $0.47           $0.55
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.22              0.45             (0.20)          (0.17)          (0.59)
-----------------------------------------------  --------            ------            ------          ------          ------
Total from investment operations                    $0.57             $0.78             $0.17           $0.30          $(0.04)
-----------------------------------------------  --------            ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.36)           $(0.34)           $(0.36)         $(0.45)         $(0.44)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                --             (0.03)          (0.07)          (0.15)
-----------------------------------------------  --------            ------            ------          ------          ------
Total distributions declared to
shareholders                                       $(0.36)           $(0.34)           $(0.39)         $(0.52)         $(0.59)
-----------------------------------------------  --------            ------            ------          ------          ------
Redemption fees added to paid-in capital#           $0.00+              $--               $--             $--             $--
-----------------------------------------------  --------            ------            ------          ------          ------
Net asset value, end of period                      $6.80             $6.59             $6.15           $6.37           $6.59
-----------------------------------------------  --------            ------            ------          ------          ------
Total return (%)                                     8.91             13.04              2.78            4.73           (0.67)
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 10/31
                                             --------------------------------------------------------------------------------
CLASS C (CONTINUED)                                  2004              2003              2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.53              1.58              1.59            1.61            1.56
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          5.26              5.23              5.95            7.18            7.90
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     64               136               147             153             127
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                     $36,537           $40,703           $35,952         $40,787         $37,956
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                               $0.32             $0.31             $0.34           $0.42           $0.49
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.98              1.97              2.05            2.45            2.45
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                4.81              4.84              5.49            6.34            7.01
-----------------------------------------------------------------------------------------------------------------------------
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share.
       In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            YEARS ENDED 10/31
                                             --------------------------------------------------------------------------------
CLASS I                                              2004              2003              2002            2001            2000

Net asset value, beginning of period                $6.70             $6.25             $6.47           $6.68           $7.31
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.42             $0.40             $0.44           $0.55           $0.68
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.22              0.46             (0.21)          (0.17)          (0.65)
----------------------------------------------  ---------            ------            ------          ------          ------
Total from investment operations                    $0.64             $0.86             $0.23           $0.38           $0.03
----------------------------------------------  ---------            ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.43)           $(0.41)           $(0.41)         $(0.51)         $(0.50)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                --             (0.04)          (0.08)          (0.16)
----------------------------------------------  ---------            ------            ------          ------          ------
Total distributions declared to
shareholders                                       $(0.43)           $(0.41)           $(0.45)         $(0.59)         $(0.66)
----------------------------------------------  ---------            ------            ------          ------          ------
Redemption fees added to paid-in capital#           $0.00+              $--               $--             $--             $--
----------------------------------------------  ---------            ------            ------          ------          ------
Net asset value, end of period                      $6.91             $6.70             $6.25           $6.47           $6.68
----------------------------------------------  ---------            ------            ------          ------          ------
Total return (%)                                     9.95             14.19              3.75            5.92            0.33
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            YEARS ENDED 10/31
                                             --------------------------------------------------------------------------------
CLASS I (CONTINUED)                                  2004              2003              2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           0.52              0.58              0.59            0.61            0.60
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          6.28              6.23              6.93            8.21            9.53
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     64               136               147             153             127
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                     $11,965            $9,764           $10,029         $10,249          $7,542
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses in excess of 0.08% of average daily net assets.
    In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June
    7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
    Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                               $0.39             $0.38             $0.41           $0.49           $0.62
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           0.97              0.97              1.05            1.45            1.49
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                5.83              5.84              6.47            7.37            8.64
-----------------------------------------------------------------------------------------------------------------------------
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share.
       In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Fund (the fund) is a non-diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

DOLLAR ROLL TRANSACTIONS - The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund's total return. The fund accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                    10/31/04          10/31/03
Distributions declared from:
------------------------------------------------------------------------------
Ordinary income                                  $21,704,738       $21,869,350
------------------------------------------------------------------------------

During the year ended October 31, 2004, distributions in excess of net investment income decreased by $2,212,523, accumulated undistributed net realized loss on investments and foreign currency transactions increased by $3,784,852, and paid-in capital increased by $1,572,329 due to differences between book and tax accounting for foreign currency transactions, and defaulted bonds. This change had no effect on the net assets or net asset value per share.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $2,937,454
          ----------------------------------------------------------
          Capital loss carryforward                     (78,537,252)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         19,666,336
          ----------------------------------------------------------
          Other temporary differences                    (6,297,781)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          October 31, 2006                             $(17,364,805)
          ----------------------------------------------------------
          October 31, 2007                              (11,626,162)
          ----------------------------------------------------------
          October 31, 2008                               (3,849,634)
          ----------------------------------------------------------
          October 31, 2009                              (17,590,678)
          ----------------------------------------------------------
          October 31, 2010                              (28,105,973)
          ----------------------------------------------------------
          Total                                        $(78,537,252)
          ----------------------------------------------------------

The availability of a portion of these respective capital loss carryforwards, which were acquired on August 6, 2001, in connection with the MFS Global Governments Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.40% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management, distribution and service, and certain other fees such that the fund's aggregate expenses do not exceed 0.08% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

Management fees incurred for the year ended October 31, 2004 were an effective rate of 0.43% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairperson, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $3,023 as a result of the change in the unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $5,362 for retired Independent Trustees for the year ended October 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a service agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended October 31, 2004, the fund paid MFS $34,726, equivalent to 0.0092% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $41,487 for the year ended October 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                                 CLASS A         CLASS B         CLASS C

Distribution Fee                                                   0.10%           0.75%           0.75%
----------------------------------------------------------------------------------------------------------
Service Fee                                                        0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------
Total Distribution Plan                                            0.35%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
October 31, 2004 amounted to:

                                                                 CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD                                      $11,919            $744            $372
----------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended October 31, 2004 were as follows:

                                                                 CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates                                  0.35%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2004 were as follows:

                                                                 CLASS A         CLASS B         CLASS C

Contingent Deferred Sales Charges Imposed                         $4,904        $259,752          $7,127
----------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended October 31, 2004, the fund paid MFSC a fee of $374,678 for shareholder services which equated to 0.10% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of- pocket expenses, paid to MFSC, which amounted to $92,561 for the year ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES
U.S. government securities                       $44,130,399       $40,727,163
--------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                     $189,834,141      $212,696,014
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $342,907,294
          ----------------------------------------------------------
          Gross unrealized appreciation                 $21,926,013
          ----------------------------------------------------------
          Gross unrealized depreciation                  (1,940,913)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $19,985,100
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 10/31/04                 Year ended 10/31/03
                                         SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                               5,835,048        $39,675,485        7,567,850        $49,531,911
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             1,412,848          9,558,766        1,321,769          8,588,972
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (8,236,613)       (55,676,175)      (8,643,657)       (56,501,924)
----------------------------------------------------------------------------------------------------------
Net change                                 (988,717)       $(6,441,924)         245,962         $1,618,959
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               3,177,700        $21,382,554        5,148,028        $33,175,157
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               800,463          5,358,327          845,214          5,431,058
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (7,126,733)       (47,651,435)      (7,450,870)       (48,077,748)
----------------------------------------------------------------------------------------------------------
Net change                               (3,148,570)      $(20,910,554)      (1,457,628)       $(9,471,533)
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               1,708,821        $11,379,196        2,303,782        $14,947,512
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               231,053          1,540,142          206,996          1,324,544
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,741,128)       (18,241,249)      (2,179,827)       (13,993,479)
----------------------------------------------------------------------------------------------------------
Net change                                 (801,254)       $(5,321,911)         330,951         $2,278,577
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                 556,653         $3,796,259          720,482         $4,702,562
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               108,319            733,832           91,637            595,677
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (391,402)        (2,652,276)        (959,003)        (6,199,434)
----------------------------------------------------------------------------------------------------------
Net change                                  273,570         $1,877,815         (146,884)         $(901,195)
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2004 was $1,347, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

SALES
                                      CONTRACTS TO                                               NET UNREALIZED
                                        DELIVER/              IN EXCHANGE        CONTRACTS        APPRECIATION
 SETTLEMENT DATE                        RECEIVE                   FOR            AT VALUE        (DEPRECIATION)

            12/13/04 - 12/15/04        AUD    2,486,363        $1,787,701       $1,852,104           $(64,403)
                       11/15/04        CAD      717,401           550,000          589,150            (39,150)
                       11/16/04        DKK   21,759,837         3,574,335        3,744,819           (170,484)
            11/15/04 - 11/22/04        EUR   33,985,676        41,866,616       43,473,245         (1,606,629)
                       11/16/04        GBP    2,990,277         5,423,828        5,485,874            (62,046)
                       12/13/04        NZD    6,381,257         4,279,909        4,346,393            (66,484)
                                                              -----------      -----------        -----------
                                                              $57,482,389      $59,491,585        $(2,009,196)
                                                              ===========      ===========        ===========

           PURCHASES

                       11/16/04  DKK          3,706,833          $612,754         $637,938            $25,184
             11/15/04 -11/22/04  EUR          5,737,332         7,089,964        7,339,043            249,079
                       11/16/04  SEK         20,688,875         2,749,889        2,925,379            175,490
                                                              -----------      -----------        -----------
                                                              $10,452,607      $10,902,360           $449,753
                                                              ===========      ===========        ===========

At October 31, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $394,534 with Merrill Lynch International.

At October 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                    UNREALIZED
DESCRIPTION                     EXPIRATION  CONTRACTS   POSITION  DEPRECIATION

U.S. 10-Yr. Treasury Notes   December 2004        243      Short    $(407,267)
--------------------------------------------------------------------------------

At October 31, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(9) RESTRICTED SECURITIES

At October 31, 2004, the fund owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.002% of net assets which may not be publicly sold without registration under the securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                DATE OF      SHARE/PRINCIPAL
DESCRIPTION                                 ACQUISITION               AMOUNT            COST           VALUE

DLJ Mortgage Acceptance Corp.                    3/1/98              841,527        $841,527        $815,423
--------------------------------------------------------------------------------------------------------------

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VIII and Shareholders of MFS Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Income Fund (the Fund) (one of the portfolios comprising MFS Series Trust VIII), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Income Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                                ERNST & YOUNG LLP
Boston, Massachusetts
December 10, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of December 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                         Services Company, Chairman
                                                                        (since February 2004); Harvard
                                                                        Law School (education), John
                                                                        Olin Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser), President
                                                                        (March 1997 to July 2001); The
                                                                        Bank of New York (financial
                                                                        services), Director; Bell
                                                                        Canada Enterprises
                                                                        (telecommunications), Director;
                                                                        Medtronic, Inc. (medical
                                                                        technology), Director; Telesat
                                                                        (satellite communications),
                                                                        Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company), Principal
                                                                        (1997 to April 2001); Lincoln
                                                                        Electric Holdings, Inc.
                                                                        (welding equipment
                                                                        manufacturer), Director;
                                                                        Southwest Gas Corporation
                                                                        (natural gas distribution
                                                                        company), Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments (investor
                                                                        in health care companies),
                                                                        Managing General Partner (since
                                                                        1993); Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products), Chief Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel and
                                                                        Secretary (since April 2004);
                                                                        Hale and Door LLP (law firm)
                                                                        (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September 2000
                                                                        to July 2002); Lexington Global
                                                                        Asset Managers, Inc., Executive
                                                                        Vice President and Chief
                                                                        Financial Officer (prior to
                                                                        September 2000); Lexington
                                                                        Funds, Chief Financial Officer
                                                                        (prior to September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The trust will hold a shareholders' meeting in 2005 and at least once every five years hereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives, Poorvu and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of
Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
William J. Adams

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.
-------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number         Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606       8 a.m. to 8 p.m., any
                                                  business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576       9 a.m. to 5 p.m., any
                                                  business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances exchanges or        (1-800-637-8255)
stock and bond outlooks      touch-tone required  24 hours a day, 365 days a
                                                  year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFO-ANN-12/04 29M

MFS(R) GLOBAL GROWTH FUND                                              10/31/04

ANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                22
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       37
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              49
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               50
                        ------------------------------------------------------
                            PROXY VOTING POLICIES AND
                        INFORMATION                                         54
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      54
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             55
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

        Stocks                          97.1%
        Cash & Other Net Assets          2.4%
        Preferred Stock                  0.5%

TOP TEN HOLDINGS

Vodafone Group PLC                                                        2.0%
------------------------------------------------------------------------------
Microsoft Corp.                                                           1.8%
------------------------------------------------------------------------------
Johnson & Johnson                                                         1.7%
------------------------------------------------------------------------------
BP PLC                                                                    1.6%
------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       1.5%
------------------------------------------------------------------------------
Citigroup, Inc.                                                           1.4%
------------------------------------------------------------------------------
Roche Holding AG                                                          1.4%
------------------------------------------------------------------------------
Yahoo!, Inc.                                                             1.3%
------------------------------------------------------------------------------
News Corp (LTD.)                                                          1.3%
------------------------------------------------------------------------------
Dell, Inc.                                                                1.3%
------------------------------------------------------------------------------
SECTOR WEIGHTINGS

Technology                                                               19.2%
------------------------------------------------------------------------------
Financial Services                                                       14.4%
------------------------------------------------------------------------------
Health Care                                                              12.7%
------------------------------------------------------------------------------
Leisure                                                                   8.9%
------------------------------------------------------------------------------
Consumer Staples                                                          7.4%
------------------------------------------------------------------------------
Retailing                                                                 7.1%
------------------------------------------------------------------------------
Basic Materials                                                           6.5%
------------------------------------------------------------------------------
Utilities & Communications                                                5.6%
------------------------------------------------------------------------------
Energy                                                                    4.7%
------------------------------------------------------------------------------
Miscellaneous                                                             4.1%
------------------------------------------------------------------------------
Industrial Goods & Services                                               4.0%
------------------------------------------------------------------------------
Autos & Housing                                                           2.8%
------------------------------------------------------------------------------
Transportation                                                            0.2%
------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

United States                                                            35.3%
------------------------------------------------------------------------------
Great Britain                                                            14.6%
------------------------------------------------------------------------------
Japan                                                                    11.1%
------------------------------------------------------------------------------
France                                                                    6.1%
------------------------------------------------------------------------------
Switzerland                                                               5.9%
------------------------------------------------------------------------------
Sweden                                                                    3.5%
------------------------------------------------------------------------------
Canada                                                                    2.3%
------------------------------------------------------------------------------
Spain                                                                     2.2%
------------------------------------------------------------------------------
Australia                                                                 2.2%
------------------------------------------------------------------------------
Other                                                                    16.8%
------------------------------------------------------------------------------

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended October 31, 2004, Class A shares of the MFS Global Growth Fund provided an average annual return not including sales charges of, outperforming the 8.62% return for its benchmark, the MSCI All Country World Growth Index. Relative to the fund's prior benchmarks, the fund outperformed the 8.42% return for the MSCI World Growth Index, but underperformed the 14.03% return for the MSCI All Country World Index.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO RELATIVE PERFORMANCE

Strong stock selection in the technology, financial services, retailing, and health care sectors was the principal source of the fund's relative performance for the period. In the technology sector, our position in wireless company Research in Motion helped boost relative results. Our underweighted positions in Intel and Microsoft also added to returns.

In the financial services sector, our position in Austrian bank Erste Bank aided relative results. In retailing, U.K. company NEXT was among the fund's top contributors. Underweighting poor-performing Wal-Mart also helped relative returns.

In the health care sector, the fund benefited from our underweighting in Pfizer and Genentech. Individual stocks in other sectors that contributed to relative results included energy company, BP, and consumer staples company, Kibun Food.

DETRACTORS FROM RELATIVE PERFORMANCE

Stock selection in the transportation sector held back relative performance for the period. Our position in low cost airline JetBlue hurt relative results. Stock selection in the utilities and communications sector also detracted from relative returns. Although not among the funds' top detractors, Vodafone Group, Brasil Telecom, and Andrew Corp. held back relative results. Our avoidance of strong-performing AT&T Wireless also detracted from relative performance. In the special products and services sector, our position in secondary education company, Corinthian Colleges, hurt the fund's performance.

Stocks in other sectors that were among the fund's top detractors include technology companies Agere Systems, Seiko Epson, Cap Gemini, and Red Hat. Our avoidance of QUALCOMM also hurt relative results. Food company Coolbrands and imaging equipment and services provider CTI Molecular also took away from the fund's performance for the period.

The fund's cash position also detracted from relative performance. As with all mutual funds, this portfolio holds some cash to buy new holdings and to provide liquidity. In a period when equity markets rose holding any cash hurt performance against our benchmark, the MSCI All Country World Growth Index, which has no cash.

The views expressed are those of the portfolio managers only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. these views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

The portfolio is actively managed, and current holdings may be different.

It is not possible to invest directly in an index.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                                                    MSCI All
              MFS Global          MSCI All                          Country
             Growth Fund          Country        MSCI World       World Growth
              -- Class A        World Index     Growth Index          Index
11/94          $ 9,425            $10,000         $10,000           $10,000
10/96           11,504            $10,000          12,982            12,503
12/96           11,504            $10,000          12,982            12,503
10/98           12,986             13,163          18,226            16,402
10/00           22,820             16,537          22,769            20,835
10/02           13,748              9,899          13,441            13,478
10/04           19,180             13,055          17,560            19,249


TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------
                         Class
   Share class      inception date      1-yr      3-yr      5-yr       10-yr
------------------------------------------------------------------------------
       A              11/18/93         11.70%      6.75%      1.35%      7.36%
------------------------------------------------------------------------------
       B              11/18/93         10.82%      5.95%      0.60%      6.55%
------------------------------------------------------------------------------
       C               1/3/94          10.79%      5.94%      0.58%      6.56%
------------------------------------------------------------------------------
       I               1/2/97          11.98%      7.01%      1.59%      7.58%
------------------------------------------------------------------------------
       R1             12/31/02         11.41%      6.59%      1.26%      7.32%
------------------------------------------------------------------------------
       R2             10/31/03         11.09%      6.04%      0.65%      6.58%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average global multi-cap
growth fund+                           11.76%      6.74%      2.90%      7.45%
------------------------------------------------------------------------------
MSCI All Country World
Growth Index#                           8.62%      5.15%     -5.21%         --
------------------------------------------------------------------------------
MSCI World Growth Index#                8.42%      4.45%     -5.64%      5.79%
------------------------------------------------------------------------------
MSCI All Country World
Index#                                 14.03%      7.27%     -1.41%      6.77%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

Share class
------------------------------------------------------------------------------
       A                                5.28%      4.66%      0.15%      6.73%
------------------------------------------------------------------------------
       B                                6.82%      5.05%      0.31%      6.55%
------------------------------------------------------------------------------
       C                                9.79%      5.94%      0.58%      6.56%
------------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

Share class
------------------------------------------------------------------------------
       A                               11.70%     21.64%      6.92%    103.50%
------------------------------------------------------------------------------
       B                               10.82%     18.93%      3.03%     88.62%
------------------------------------------------------------------------------
       C                               10.79%     18.89%      2.92%     88.69%
------------------------------------------------------------------------------
       I                               11.98%     22.55%      8.22%    107.72%
------------------------------------------------------------------------------
       R1                              11.41%     21.10%      6.44%    102.59%
------------------------------------------------------------------------------
       R2                              11.09%     19.22%      3.28%     89.08%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MSCI ALL COUNTRY WORLD INDEX - measures developed and emerging market stock markets.

MSCI ALL COUNTRY WORLD GROWTH INDEX - commonly used measure of global growth stocks.

MSCI WORLD GROWTH INDEX - a commonly used measure of global growth stocks.

Note to Shareholders: Effective April 5, 2004, the MSCI All Country World Growth Index became the primary benchmark of the fund, replacing the MSCI All Country World Index. We believe the MSCI All Country World Growth Index more accurately reflects the fund's investment style. Please note that returns for the MSCI All Country World Growth Index are not available for periods prior to January 1, 1997.

Also, effective April 6, 2004, the MSCI World Growth Index was dropped as the fund's secondary benchmark.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for R1 and I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

The portfolio may invest in small-, mid-sized, or emerging companies, which are susceptible to greater risk than is customarily associated with investing in more established companies.

The portfolio will allocate its investments among U.S. emerging growth companies, foreign growth companies and emerging markets companies, based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           1.48%        $1,000          $1,042           $7.62
A  ---------------------------------------------------------------------------
    Hypothetical     1.48%        $1,000          $1,018           $7.53
------------------------------------------------------------------------------
    Actual           2.24%        $1,000          $1,038           $11.51
B  ---------------------------------------------------------------------------
    Hypothetical     2.24%        $1,000          $1,014           $11.37
------------------------------------------------------------------------------
    Actual           2.24%        $1,000          $1,038           $11.51
C  ---------------------------------------------------------------------------
    Hypothetical     2.24%        $1,000          $1,014           $11.37
------------------------------------------------------------------------------
    Actual           1.23%        $1,000          $1,043           $6.34
I  ---------------------------------------------------------------------------
    Hypothetical     1.23%        $1,000          $1,019           $6.26
------------------------------------------------------------------------------
    Actual           1.73%        $1,000          $1,041           $8.90
R1 ---------------------------------------------------------------------------
    Hypothetical     1.73%        $1,000          $1,016           $8.79
------------------------------------------------------------------------------
    Actual           1.96%        $1,000          $1,040           $10.08
R2 ---------------------------------------------------------------------------
    Hypothetical     1.96%        $1,000          $1,015           $9.96
------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
STOCKS - 97.1%
-------------------------------------------------------------------------------------------------
Aerospace - 0.8%
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  63,120          $3,477,281
-------------------------------------------------------------------------------------------------

Airlines - 0.2%
-------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                             387,200          $1,120,276
-------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.8%
-------------------------------------------------------------------------------------------------
Pernod Ricard^                                                         25,600          $3,553,245
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.5%
-------------------------------------------------------------------------------------------------
Burberry Group PLC                                                     40,900            $293,583
-------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                413,000           1,931,091
-------------------------------------------------------------------------------------------------
                                                                                       $2,224,674
-------------------------------------------------------------------------------------------------
Automotive - 0.8%
-------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                         48,380          $2,059,160
-------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                         19,600           1,429,820
-------------------------------------------------------------------------------------------------
                                                                                       $3,488,980
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.5%
-------------------------------------------------------------------------------------------------
Aiful Corp.                                                            19,050          $1,903,830
-------------------------------------------------------------------------------------------------
American Express Co.                                                   83,360           4,423,915
-------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                            118,490           2,270,644
-------------------------------------------------------------------------------------------------
Bank Hapoalim B.M.                                                  1,510,980           4,113,510
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       144,507           6,411,776
-------------------------------------------------------------------------------------------------
DEPFA BANK PLC^                                                       203,480           3,123,622
-------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                        106,740           4,764,130
-------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                            130,850           2,209,546
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                      120,026           3,538,827
-------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                    319,000           2,079,157
-------------------------------------------------------------------------------------------------
Takefuji Corp.                                                         26,820           1,697,388
-------------------------------------------------------------------------------------------------
UBS AG                                                                 74,773           5,401,733
-------------------------------------------------------------------------------------------------
                                                                                      $41,938,078
-------------------------------------------------------------------------------------------------

Biotechnology - 2.4%
-------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                           72,250          $4,103,800
-------------------------------------------------------------------------------------------------
Celgene Corp.*                                                         77,260           2,288,441
-------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                         84,540           4,435,814
-------------------------------------------------------------------------------------------------
                                                                                      $10,828,055
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.1%
-------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.^*                                          24,088          $1,551,514
-------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                          88,960           1,205,408
-------------------------------------------------------------------------------------------------
News Corp. Ltd.                                                       712,434           5,739,724
-------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    195,290           3,249,626
-------------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR^                                          415,600           4,164,312
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                      94,790           3,458,887
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       126,960           3,201,931
-------------------------------------------------------------------------------------------------
                                                                                      $22,571,402
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
-------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                              216,160          $2,788,464
-------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                               68,130           4,130,041
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              32,280           3,175,706
-------------------------------------------------------------------------------------------------
                                                                                      $10,094,211
-------------------------------------------------------------------------------------------------
Business Services - 3.4%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                  117,660          $2,848,549
-------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                          60,330           2,144,128
-------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                   75,970           4,492,106
-------------------------------------------------------------------------------------------------
Manpower, Inc.                                                         66,770           3,021,343
-------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                        59,100           2,679,639
-------------------------------------------------------------------------------------------------
                                                                                      $15,185,765
-------------------------------------------------------------------------------------------------
Chemicals - 1.7%
-------------------------------------------------------------------------------------------------
Monsanto Co.                                                           78,630          $3,361,433
-------------------------------------------------------------------------------------------------
Sasol Ltd.                                                            212,160           4,214,410
-------------------------------------------------------------------------------------------------
                                                                                       $7,575,843
-------------------------------------------------------------------------------------------------

Computer Software - 5.5%
-------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           92,690          $2,331,154
-------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                          100,560           2,566,291
-------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                             53,600           2,327,848
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       279,710           7,829,083
-------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         356,790           4,516,961
-------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                       146,830           1,885,297
-------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               130,010           2,844,619
-------------------------------------------------------------------------------------------------
                                                                                      $24,301,253
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
-------------------------------------------------------------------------------------------------
Dell, Inc.*                                                           158,620          $5,561,217
-------------------------------------------------------------------------------------------------

Construction - 1.5%
-------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                    257,590          $2,675,719
-------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                           636,110           3,967,454
-------------------------------------------------------------------------------------------------
                                                                                       $6,643,173
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.8%
-------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  70,030          $3,124,739
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                 181,020           4,968,052
-------------------------------------------------------------------------------------------------
                                                                                       $8,092,791
-------------------------------------------------------------------------------------------------
Electrical Equipment - 0.9%
-------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                      87,100          $4,138,412
-------------------------------------------------------------------------------------------------

Electronics - 5.9%
-------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                               408,000          $3,499,400
-------------------------------------------------------------------------------------------------
CANON, Inc.                                                            68,000           3,359,373
-------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.^                                               28,100           3,678,893
-------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                        104,370           2,981,851
-------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                          63,100           3,010,013
-------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                           10,930           4,290,965
-------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                     100,200           4,145,619
-------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.^                                             81,200           1,254,069
-------------------------------------------------------------------------------------------------
                                                                                      $26,220,183
-------------------------------------------------------------------------------------------------

Energy - Independent - 2.1%
-------------------------------------------------------------------------------------------------
EnCana Corp.                                                           44,780          $2,221,803
-------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                              387,390           4,520,475
-------------------------------------------------------------------------------------------------
Talisman Energy, Inc.*                                                 92,910           2,495,714
-------------------------------------------------------------------------------------------------
                                                                                       $9,237,992
-------------------------------------------------------------------------------------------------
Energy - Integrated - 2.6%
-------------------------------------------------------------------------------------------------
BP PLC, ADR                                                           125,494          $7,310,026
-------------------------------------------------------------------------------------------------
Total S.A.^                                                            20,160           4,203,718
-------------------------------------------------------------------------------------------------
                                                                                      $11,513,744
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
-------------------------------------------------------------------------------------------------
7-Eleven, Inc.^*                                                      107,800          $2,271,346
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 4.0%
-------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                 446,310          $3,709,917
-------------------------------------------------------------------------------------------------
Compass Group PLC                                                     962,980           3,980,236
-------------------------------------------------------------------------------------------------
Groupe Danone                                                          25,700           2,156,713
-------------------------------------------------------------------------------------------------
Nestle S.A.                                                            14,772           3,502,569
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          87,930           4,359,569
-------------------------------------------------------------------------------------------------
                                                                                      $17,709,004
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
-------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR^                                           112,030          $3,773,171
-------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.5%
-------------------------------------------------------------------------------------------------
Carnival Corp.                                                         45,650          $2,308,064
-------------------------------------------------------------------------------------------------

General Merchandise - 0.7%
-------------------------------------------------------------------------------------------------
Target Corp.                                                           64,410          $3,221,788
-------------------------------------------------------------------------------------------------

Insurance - 2.1%
-------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.                                  217,070          $4,598,494
-------------------------------------------------------------------------------------------------
Sanlam Group                                                        2,729,880           4,811,266
-------------------------------------------------------------------------------------------------
                                                                                       $9,409,760
-------------------------------------------------------------------------------------------------
Internet - 2.1%
-------------------------------------------------------------------------------------------------
eBay, Inc.*                                                            38,210          $3,729,678
-------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                        158,840           5,748,420
-------------------------------------------------------------------------------------------------
                                                                                       $9,478,098
-------------------------------------------------------------------------------------------------

Leisure & Toys - 1.1%
-------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                 45,170          $2,029,037
-------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                      16,900           1,909,262
-------------------------------------------------------------------------------------------------
Tamron Co. Ltd.^                                                       27,700             973,353
-------------------------------------------------------------------------------------------------
                                                                                       $4,911,652
-------------------------------------------------------------------------------------------------
Machinery & Tools - 2.3%
-------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                   44,520          $1,847,656
-------------------------------------------------------------------------------------------------
Eaton Corp.                                                            29,840           1,908,268
-------------------------------------------------------------------------------------------------
Mitsui Mining and Smelting Co. Ltd.                                   729,000           2,885,288
-------------------------------------------------------------------------------------------------
Neopost S.A.^                                                          21,312           1,483,128
-------------------------------------------------------------------------------------------------
Sandvik AB^                                                            51,850           1,946,575
-------------------------------------------------------------------------------------------------
                                                                                      $10,070,915
-------------------------------------------------------------------------------------------------
Medical Equipment - 2.6%
-------------------------------------------------------------------------------------------------
Discovery Partners International, Inc.*                                   120                $566
-------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                 34,270           1,965,727
-------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        63,050           3,222,486
-------------------------------------------------------------------------------------------------
Straumann Holding AG                                                   11,240           2,333,434
-------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                         38,620           4,125,157
-------------------------------------------------------------------------------------------------
                                                                                      $11,647,370
-------------------------------------------------------------------------------------------------
Metals & Mining - 3.0%
-------------------------------------------------------------------------------------------------
Anglo American PLC                                                    224,320          $4,920,184
-------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                     383,160           3,969,726
-------------------------------------------------------------------------------------------------
Mining and Metallurgical Co. Norilsk Nickel, ADR^                      70,510           4,378,671
-------------------------------------------------------------------------------------------------
                                                                                      $13,268,581
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.7%
-------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                        95,420          $3,912,394
-------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                        168,700           2,645,275
-------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                  62,750           1,618,950
-------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        37,000           2,031,670
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                     130,570           7,622,677
-------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                      52,410           2,131,515
-------------------------------------------------------------------------------------------------
Novartis AG                                                            89,580           4,281,783
-------------------------------------------------------------------------------------------------
Roche Holding AG                                                       62,080           6,360,784
-------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                        46,350           3,397,503
-------------------------------------------------------------------------------------------------
                                                                                      $34,002,551
-------------------------------------------------------------------------------------------------

Printing & Publishing - 2.2%
-------------------------------------------------------------------------------------------------
Johnston Press PLC                                                    314,559          $3,181,035
-------------------------------------------------------------------------------------------------
Meredith Corp.                                                         43,560           2,134,440
-------------------------------------------------------------------------------------------------
Yell Group PLC                                                        640,840           4,308,635
-------------------------------------------------------------------------------------------------
                                                                                       $9,624,110
-------------------------------------------------------------------------------------------------
Real Estate - 0.6%
-------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                     134,300          $2,456,003
-------------------------------------------------------------------------------------------------

Special Products & Services - 0.7%
-------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                  331,000          $3,045,331
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 1.0%
-------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                    26,247          $4,250,782
-------------------------------------------------------------------------------------------------

Specialty Stores - 5.3%
-------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                              147,990          $4,321,258
-------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                       85,160           3,498,373
-------------------------------------------------------------------------------------------------
Kingfisher PLC                                                        730,579           4,056,416
-------------------------------------------------------------------------------------------------
Matalan PLC                                                           570,230           2,404,041
-------------------------------------------------------------------------------------------------
NEXT PLC                                                              136,283           4,180,875
-------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.^                                           53,600           1,853,077
-------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        138,340           3,317,393
-------------------------------------------------------------------------------------------------
                                                                                      $23,631,433
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.0%
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                  3,445,030          $8,828,283
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 4.4%
-------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                           62,170          $1,342,872
-------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  346,280           6,652,039
-------------------------------------------------------------------------------------------------
CSR PLC*                                                              283,830           1,747,979
-------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"*                                                1,904,290           5,546,999
-------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                               47,660           4,203,612
-------------------------------------------------------------------------------------------------
                                                                                      $19,493,501
-------------------------------------------------------------------------------------------------
Telephone Services - 2.4%
-------------------------------------------------------------------------------------------------
e.Biscom S.p.A*                                                        40,900          $2,260,281
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                          170,170           3,565,062
-------------------------------------------------------------------------------------------------
Telefonica S.A.                                                       281,559           4,660,786
-------------------------------------------------------------------------------------------------
                                                                                      $10,486,129
-------------------------------------------------------------------------------------------------

Tobacco - 0.8%
-------------------------------------------------------------------------------------------------
Altadis S.A.                                                           99,890          $3,676,354
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 1.2%
-------------------------------------------------------------------------------------------------
Suez S.A.^                                                            230,900          $5,411,340
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $371,535,127)                                         $430,742,141
-------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 0.5%
-------------------------------------------------------------------------------------------------
Automotive - 0.5%
-------------------------------------------------------------------------------------------------
Porsche AG (Identified Cost, $1,499,480)                                3,660          $2,336,158
-------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATION - 1.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04,
at Amortized Cost                                                  $7,720,000          $7,720,000
-------------------------------------------------------------------------------------------------

COLLATERAL FOR SECURITIES LOANED - 11.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    52,233,643         $52,233,643
-------------------------------------------------------------------------------------------------
Total Investments (+) (Identified Cost, $432,988,250)                                $493,031,942
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - (11.2)%                                              (49,544,372)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $443,487,570
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(+) As of October 31, 2004, one security representing $4,113,510 and 0.9% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value, including $50,103,494 of securities
on loan (identified cost, $432,988,250)                           $493,031,942
-----------------------------------------------------------------------------------------------------
Cash                                                                     6,720
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                     11,758,298
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        132,679
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      509,680
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                   117,040
-----------------------------------------------------------------------------------------------------
Other assets                                                             7,364
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $505,563,723
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                    $9,106
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    8,442,079
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   1,004,060
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          52,233,643
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        32,838
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           74,142
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          17,071
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       199
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                                 5
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 263,010
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $62,076,153
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $443,487,570
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $583,172,135
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         60,081,902
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (199,718,500)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        (47,967)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $443,487,570
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  25,351,685
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $304,348,244
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                17,135,546
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $17.76
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$17.76)                                                  $18.84
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $108,750,359
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 6,435,510
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.90
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $21,945,129
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,310,852
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.74
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $7,010,733
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   388,684
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $18.04
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $1,193,987
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    67,530
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $17.68
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                          $239,118
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    13,563
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $17.63
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/04

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $7,512,574
-----------------------------------------------------------------------------------------------------
  Interest                                                             269,047
-----------------------------------------------------------------------------------------------------
  Other#                                                               117,040
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (661,293)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $7,237,368
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $4,233,092
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                18,737
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          929,323
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             1,100,879
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,238,902
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               236,973
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                4,330
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  490
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    245
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    43,686
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        442,962
-----------------------------------------------------------------------------------------------------
  Printing                                                              89,042
-----------------------------------------------------------------------------------------------------
  Postage                                                              107,718
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         48,975
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            11,031
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        373,488
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $8,879,873
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (27,504)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and
  distributor                                                         (314,765)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $8,537,604
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(1,300,236)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions*                                         $75,224,983
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (698,174)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $74,526,809
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $(23,488,329)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                              51,049
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                     $(23,437,280)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $51,089,529
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $49,789,293
-----------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.
* Includes proceeds received from a non-recurring cash settlement in the amount of $235,375 from a class-action lawsuit against Cendant Corporation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                            2004                        2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income (loss)                                    $(1,300,236)                   $161,414
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                            74,526,809                 (10,407,682)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            (23,437,280)                104,864,278
-----------------------------------------------------------  --------------                ------------
Change in net assets from operations                            $49,789,293                 $94,618,010
-----------------------------------------------------------  --------------                ------------
Change in net assets from fund share transactions              $(73,285,854)               $(60,300,772)
-----------------------------------------------------------  --------------                ------------
Redemption fees                                                      $6,574                         $--
-----------------------------------------------------------  --------------                ------------
Total change in net assets                                     $(23,489,987)                $34,317,238
-----------------------------------------------------------  --------------                ------------

NET ASSETS

At beginning of period                                         $466,977,557                $432,660,319
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $47,967 and $234,705, respectively)                    $443,487,570                $466,977,557
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                             YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
CLASS A                                             2004               2003              2002            2001            2000

Net asset value, beginning of period              $15.91             $12.73            $14.60          $27.51          $23.20
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)                 $(0.01)             $0.04            $(0.01)         $(0.03)          $0.07
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               1.86               3.14             (1.86)          (6.91)           6.14
----------------------------------------------  --------             ------            ------          ------          ------
Total from investment operations                   $1.85              $3.18            $(1.87)         $(6.94)          $6.21
----------------------------------------------  --------             ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                  $--                $--               $--          $(5.67)         $(1.90)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                 --                --           (0.30)             --
----------------------------------------------  --------             ------            ------          ------          ------
Total distributions declared to
shareholders                                         $--                $--               $--          $(5.97)         $(1.90)
----------------------------------------------  --------             ------            ------          ------          ------
Redemption fees added to paid-in capital#          $0.00+++             $--               $--             $--             $--
----------------------------------------------  --------             ------            ------          ------          ------
Net asset value, end of period                    $17.76             $15.91            $12.73          $14.60          $27.51
----------------------------------------------  --------             ------            ------          ------          ------
Total return (%)(+)                                11.70^^^&          24.90^^          (12.81)         (30.91)          27.22
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
CLASS A (CONTINUED)                                 2004               2003              2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.60               1.59              1.57            1.52            1.45
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (0.04)              0.30             (0.08)          (0.17)           0.26
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   163                 93               130             112             182
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $304,348           $306,333          $269,893        $268,548        $389,664
-----------------------------------------------------------------------------------------------------------------------------

(S)    The distributor contractually waived a portion of its fee for the periods indicated. In addition, effective June 7,
       2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent
       Chief Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                      $(0.02)             $0.03            $(0.03)         $(0.05)          $0.04
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.70               1.69              1.67            1.62            1.55
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (0.14)              0.20             (0.18)          (0.27)           0.16
-----------------------------------------------------------------------------------------------------------------------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
^^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.47% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.05% lower.
&   The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were received.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
CLASS B                                             2004                2003             2002            2001            2000

Net asset value, beginning of period              $15.25              $12.29           $14.21          $26.87          $22.73
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                          $(0.13)             $(0.06)          $(0.13)         $(0.16)         $(0.14)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               1.78                3.02            (1.79)          (6.74)           6.04
----------------------------------------------  --------              ------           ------          ------          ------
Total from investment operations                   $1.65               $2.96           $(1.92)         $(6.90)          $5.90
----------------------------------------------  --------              ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                  $--                 $--              $--          $(5.47)         $(1.76)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                  --               --           (0.29)             --
----------------------------------------------  --------              ------           ------          ------          ------
Total distributions declared to
shareholders                                         $--                 $--              $--          $(5.76)         $(1.76)
----------------------------------------------  --------              ------           ------          ------          ------
Redemption fees added to paid-in capital#          $0.00+++              $--              $--             $--             $--
----------------------------------------------  --------              ------           ------          ------          ------
Net asset value, end of period                    $16.90              $15.25           $12.29          $14.21          $26.87
----------------------------------------------  --------              ------           ------          ------          ------
Total return (%)                                   10.82^^^&           24.08^^         (13.51)         (31.39)          26.26
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
CLASS B (CONTINUED)                                 2004                2003             2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          2.35                2.34             2.32            2.27            2.20
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (0.81)              (0.47)           (0.89)          (0.92)          (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   163                  93              130             112             182
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $108,750            $129,229         $133,525        $268,518        $442,368
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                               $(0.13)*               $--              $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          2.35*                 --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (0.81)*                --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
   * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
   # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.56% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.05% lower.
  & The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were received.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
CLASS C                                             2004                2003             2002            2001            2000

Net asset value, beginning of period              $15.11              $12.18           $14.08          $26.74          $22.64
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                          $(0.13)             $(0.06)          $(0.13)         $(0.16)         $(0.11)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               1.76                2.99            (1.77)          (6.70)           5.99
----------------------------------------------  --------              ------           ------          ------          ------
Total from investment operations                   $1.63               $2.93           $(1.90)         $(6.86)          $5.88
----------------------------------------------  --------              ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From realized gain on investments and
  net foreign currency transactions                  $--                 $--              $--          $(5.51)         $(1.78)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                  --               --           (0.29)             --
----------------------------------------------  --------              ------           ------          ------          ------
Total distributions declared to
shareholders                                         $--                 $--              $--          $(5.80)         $(1.78)
----------------------------------------------  --------              ------           ------          ------          ------
Redemption fees added to paid-in capital#          $0.00+++              $--              $--             $--             $--
----------------------------------------------  --------              ------           ------          ------          ------
Net asset value, end of period                    $16.74              $15.11           $12.18          $14.08          $26.74
----------------------------------------------  --------              ------           ------          ------          ------
Total return (%)                                   10.79^^^&           24.06^^         (13.49)         (31.45)          26.28
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
CLASS C (CONTINUED)                                 2004                2003             2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          2.35                2.34             2.32            2.27            2.20
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (0.81)              (0.47)           (0.91)          (0.92)          (0.39)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   163                  93              130             112             182
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $21,945             $24,777          $24,035         $44,241         $62,520
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                               $(0.13)*               $--              $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          2.35*                 --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (0.81)*                --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
   * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 +++ Per share amount was less than $0.01.
^^  The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.58% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.06% lower.
  & The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were received.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
CLASS I                                             2004                2003             2002            2001            2000

Net asset value, beginning of period              $16.11              $12.86           $14.71          $27.71          $23.33
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                         $0.04               $0.07            $0.02           $0.01           $0.15
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               1.89                3.18            (1.87)          (6.97)           6.19
----------------------------------------------  --------              ------           ------          ------          ------
Total from investment operations                   $1.93               $3.25           $(1.85)         $(6.96)          $6.34
----------------------------------------------  --------              ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                  $--                 $--              $--          $(5.74)         $(1.96)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                  --               --           (0.30)             --
----------------------------------------------  --------              ------           ------          ------          ------
Total distributions declared to
shareholders                                         $--                 $--              $--          $(6.04)         $(1.96)
----------------------------------------------  --------              ------           ------          ------          ------
Redemption fees added to paid-in capital#          $0.00+++              $--              $--             $--             $--
----------------------------------------------  --------              ------           ------          ------          ------
Net asset value, end of period                    $18.04              $16.11           $12.86          $14.71          $27.71
----------------------------------------------  --------              ------           ------          ------          ------
Total return (%)                                   11.98^^^&           25.27^^         (12.64)         (30.77)          27.56
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                              -------------------------------------------------------------------------------
CLASS I (CONTINUED)                                 2004                2003             2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.34                1.33             1.32            1.27            1.20
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.21                0.53             0.16            0.08            0.50
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   163                  93              130             112             182
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                     $7,011              $6,249           $5,207          $6,085          $9,003
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                              $0.04*                $--              $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.34*                 --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.21*                 --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
   * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
   # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.54% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.05% lower.
  & The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were received.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEAR ENDED              PERIOD ENDED
CLASS R1                                                                10/31/04                10/31/03**

Net asset value, beginning of period                                     $15.87                 $12.63***
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                        $(0.02)                 $0.03
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.83                   3.21***
-------------------------------------------------------------------  ----------                 ------
Total from investment operations                                          $1.81                  $3.24
-------------------------------------------------------------------  ----------                 ------
Redemption fees added to paid-in capital#                                 $0.00+++                 $--
-------------------------------------------------------------------  ----------                 ------
Net asset value, end of period                                           $17.68                 $15.87
-------------------------------------------------------------------  ----------                 ------
Total return (%)                                                          11.41^^^&              25.65***++^^
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                                 1.83                   1.78+
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                              (0.10)                  0.21+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          163                     93
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $1,194                   $385
------------------------------------------------------------------------------------------------------
(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $(0.02)*                  $--
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                 1.83*                    --
------------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.10)*                   --
------------------------------------------------------------------------------------------------------
  *  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class R1 shares, December 31, 2002, through October 31, 2003.
*** The net asset value and total return previously reported as $12.68 and 25.16%, respectively, has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported was from inception date, the date the share class was first available to public shareholders.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received.
    Excluding the effect of this payment from the ending net asset value per share, total return for the period ended October 31, 2003 would have been 0.55% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19,
    2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.06% lower.
  & The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were received.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                     YEAR ENDED
CLASS R2                                                              10/31/04

Net asset value, beginning of period                                 $15.87
---------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                             $(0.07)
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     1.83
----------------------------------------------------------------  ---------
Total from investment operations                                      $1.76
----------------------------------------------------------------  ---------
Redemption fees added to paid-in capital#                             $0.00+++
----------------------------------------------------------------  ---------
Net asset value, end of period                                       $17.63
----------------------------------------------------------------  ---------
Total return (%)                                                      11.09^^^&
---------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                             2.08
---------------------------------------------------------------------------
Net investment loss                                                   (0.45)
---------------------------------------------------------------------------
Portfolio turnover                                                      163
---------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $239
---------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                  $(0.07)*
---------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             2.08*
---------------------------------------------------------------------------
Net investment loss                                                   (0.45)*
---------------------------------------------------------------------------

   * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.

^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.05% lower.
  & The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were received.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period, or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the fund received a partial cash settlement in the amount of $2,270,891, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.07 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2003 would have been lower by 0.47%, 0.56%, 0.58%, 0.54%, and 0.55% for Class A, B, C, I, and R1 shares, respectively.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 19, 2004 the fund received the remaining cash settlement in the amount of $235,375, recorded as a realized gain on investment transactions. The remaining proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2004 would have been lower by 0.05%, 0.05%, 0.06%, 0.05%, 0.06%, and 0.05% for Class A, B, C, I, R1, and R2 shares, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2004, the fund's custodian fees were reduced by $4,975 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2004, the fund's miscellaneous expenses were reduced by $22,529 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, passive foreign investment companies and wash sales.

The fund paid no distributions for the years ended October 31, 2004 and October 31, 2003.

During the year ended October 31, 2004, accumulated net investment loss decreased by $1,486,974, accumulated net realized loss on investments and foreign currency transactions decreased by $561,047 and paid-in capital decreased by $2,048,021 due to differences between book and tax accounting for foreign currency transactions, and passive foreign investment companies. This change had no effect on the net assets or net asset value per share.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                   $(197,464,451)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         57,827,853
          ----------------------------------------------------------
          Other temporary differences                       (47,967)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          October 31, 2009                             $(88,353,717)
          ----------------------------------------------------------
          October 31, 2010                              (95,953,969)
          ----------------------------------------------------------
          October 31, 2011                              (13,156,765)
          ----------------------------------------------------------
          Total                                       $(197,464,451)
          ----------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

Prior to January 1, 2004 the management fee was computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets               0.90%
          ----------------------------------------------------------
          Average net assets in excess of $1 billion           0.75%
          ----------------------------------------------------------

Effective January 1, 2004 the management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets               0.90%
          ----------------------------------------------------------
          Next $1 billion of average net assets                0.75%
          ----------------------------------------------------------
          Average net assets in excess of $2 billion           0.65%
          ----------------------------------------------------------

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net increase of $4,044 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $2,746 for retired Independent Trustees for the year ended October 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, on July 28, 2004, MFS transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non- recurring accrual in the amount of $117,040 did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended October 31, 2004, the fund paid MFS $43,686 equivalent to 0.0093% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $19,911 for the year ended October 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Distribution Fee                              0.10%          0.75%          0.75%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                   0.25%          0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                       0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
October 31, 2004 amounted to:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Service Fee Retained by MFD                 $19,230         $1,967         $1,692            $12            $21
-----------------------------------------------------------------------------------------------------------------

The Class A distribution fee is currently being waived on a contractual basis.

Fees incurred under the distribution plan during the year ended October 31, 2004 were as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Effective Annual Percentage Rates             0.25%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2004 were as follows:

                                         CLASS A        CLASS B        CLASS C

Contingent Deferred Sales Charges
Imposed                                  $11,616       $184,389         $1,757
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended October 31, 2004, the fund paid MFSC a fee of $466,630 for shareholder services which equated to 0.0998% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $125,851 for the year ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $748,354,847 and $822,799,883, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $435,242,299
          ----------------------------------------------------------
          Gross unrealized appreciation                 $63,657,090
          ----------------------------------------------------------
          Gross unrealized depreciation                  (5,867,447)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $57,789,643
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 10/31/04                    Year ended 10/31/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS A SHARES

Shares sold                           3,300,847          $56,503,582         7,377,913          $97,892,732
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (5,422,553)         (92,414,483)       (9,326,573)        (124,254,583)
--------------------------------------------------------------------------------------------------------------
Net change                           (2,121,706)        $(35,910,901)       (1,948,660)        $(26,361,851)
--------------------------------------------------------------------------------------------------------------

                                         Year ended 10/31/04                    Year ended 10/31/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS B SHARES

Shares sold                             932,789          $15,208,458         1,220,548          $16,201,349
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (2,971,167)         (48,310,681)       (3,608,854)         (46,110,137)
--------------------------------------------------------------------------------------------------------------
Net change                           (2,038,378)        $(33,102,223)       (2,388,306)        $(29,908,788)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             139,965           $2,265,902           251,742           $3,305,945
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (468,899)          (7,546,242)         (585,201)          (7,462,333)
--------------------------------------------------------------------------------------------------------------
Net change                             (328,934)         $(5,280,340)         (333,459)         $(4,156,388)
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              54,853             $955,087            62,959             $858,135
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (53,953)            (932,446)          (80,099)          (1,063,016)
--------------------------------------------------------------------------------------------------------------
Net change                                  900              $22,641           (17,140)           $(204,881)
--------------------------------------------------------------------------------------------------------------

                                         Year ended 10/31/04                  Period ended 10/31/03*
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R1 SHARES

Shares sold                              91,918           $1,588,452            43,131             $556,217
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (48,614)            (829,241)          (18,905)            (230,101)
--------------------------------------------------------------------------------------------------------------
Net change                               43,304             $759,211            24,226             $326,116
--------------------------------------------------------------------------------------------------------------

                                         Year ended 10/31/04                  Period ended 10/31/03**
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                              17,681             $299,195               315               $5,020
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (4,433)             (73,437)               --                   --
--------------------------------------------------------------------------------------------------------------
Net change                               13,248             $225,758               315               $5,020
--------------------------------------------------------------------------------------------------------------
 * For the period from the commencement of Class R1 shares, December 31, 2002, through October 31, 2003.
** Class R2 shares, which commenced on October 31, 2003, had no operating activity.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2004 was $3,795, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VIII and Shareholders of MFS Global Growth
Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Global Growth Fund (the "Fund") (a portfolio of MFS Series Trust VIII) as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 20, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of December 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                         Services Company, Chairman
                                                                        (since February 2004); Harvard Law
                                                                        School (education), John Olin Visiting
                                                                        Professor (since July 2002); Secretary
                                                                        of Economic Affairs, The Commonwealth
                                                                        of Massachusetts (January 2002 to
                                                                        December 2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to December
                                                                        2001); Fidelity Management & Research
                                                                        Company (investment adviser),
                                                                        President (March 1997 to July 2001);
                                                                        The Bank of New York (financial
                                                                        services), Director; Bell Canada
                                                                        Enterprises (telecommunications),
                                                                        Director; Medtronic, Inc. (medical
                                                                        technology), Director; Telesat
                                                                        (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/ Director
                                                                        (since April 2001); Encinitos Ventures
                                                                        (private investment company),
                                                                        Principal (1997 to April 2001);
                                                                        Lincoln Electric Holdings, Inc.
                                                                        (welding equipment manufacturer),
                                                                        Director; Southwest Gas Corporation
                                                                        (natural gas distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President; Wellfleet
                                                                        Investments (investor in health care
                                                                        companies), Managing General Partner
                                                                        (since 1993); Cambridge Nutraceuticals
                                                                        (professional nutritional products),
                                                                        Chief Executive Officer (until May
                                                                        2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel and
                                                                        Secretary (since April 2004); Hale and
                                                                        Door LLP (law firm) (prior to April
                                                                        2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002); The Bank
                                                                        of New York, Senior Vice President
                                                                        (September 2000 to July 2002);
                                                                        Lexington Global Asset Managers, Inc.,
                                                                        Executive Vice President and Chief
                                                                        Financial Officer (prior to September
                                                                        2000); Lexington Funds, Chief
                                                                        Financial Officer (prior to September
                                                                        2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The trust will hold a shareholders' meeting in 2005 and at least once every five years hereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives, Poorvu and
Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Barry P. Dargan
Thomas Melendez
Nicholas D. Smithie

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to
8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number         Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606       8 a.m. to 8 p.m., any
                                                  business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576       9 a.m. to 5 p.m., any
                                                  business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required  24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             WGF-ANN-12/04 47M

MFS(R) Mutual Funds

ANNUAL REPORT  10/31/04


                                MFS(R) TAX MANAGED
                                EQUITY FUND

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) TAX MANAGED EQUITY FUND
The fund seeks capital appreciation while attempting to lessen the impact of federal taxes.

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        TABLE OF CONTENTS

                        MANAGEMENT REVIEW                                    1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                2
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  2
                        ------------------------------------------------------
                        EXPENSE TABLE                                        5
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                             7
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                12
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       16
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              21
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               22
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         24
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      24
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             25
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------------------
  NOT FDIC INSURED    MAY LOSE VALUE     NO BANK OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended October 31, 2004, Class A shares of the MFS Tax Managed Equity Fund provided an average annual return not including sales charge of 12.91%, outperforming the 9.41% return for the Standard & Poor's 500 Stock Index.

MARKET ENVIRONMENT

In 2004, many measures of economic growth, including employment, corporate spending, and earnings growth continued to improve, though some negative factors put a drag on the U.S. stock market. Near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment were among the issues that, in our view, dampened U.S. markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the utilities & communications sector contributed to the fund's relative performance for the period. Our overweighted positions in TXU and Sprint PCS Group, two very strong performers, helped boost relative results. Stock selection in the health care sector also aided relative returns. Genentech, a stock not held in the index, was among the fund's top 10 contributors. The stock was sold by the end of the period. Stock selection in the leisure sector also contributed to the fund's strong relative outperformance. Our overweighted position in Carnival helped put this stock among the fund's top 10 contributors.

Stocks in other sectors that contributed to the fund's relative performance included two strong-performing energy stocks Ashland and Halliburton.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology sector held back relative performance. Among the top 10 detractors for the period were IAC/InterActiveCorp, National Semiconductor, and VERITAS. IAC/InterActiveCorp and VERITAS were sold out of the portfolio by period-end. IAC/InterActiveCorp was not in the benchmark. eBay, a strong stock performer that we didn't own, hurt relative results. Stock selection in the basic materials and autos and housing sectors also detracted from relative returns.

Stocks in other sectors that detracted from relative results included our overweighted position in poor-performing retailer Sears, Roebuck & Co., which was subsequently sold from the portfolio, and our avoidance of energy company ChevronTexaco.

The discussion above focuses on the fund's performance, relative to its benchmark, through the fund's fiscal year-end of October 31, 2004. On the following pages, we have also provided the fund's Securities and Exchange Commission standardized total return (including sales charges) through the end of the most recent calendar quarter (September 30, 2004), as well as returns through the same period without the deduction of sales charges.

The views expressed are those of the portfolio manager only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

        Stocks                          99.7%
        Cash & Other Net Assets          0.3%

TOP TEN HOLDINGS

EXXON MOBIL CORP.                                                         4.1%
------------------------------------------------------------------------------
GENERAL ELECTRIC CO.                                                      3.3%
------------------------------------------------------------------------------
CITIGROUP, INC.                                                           3.0%
------------------------------------------------------------------------------
BANK OF AMERICA CORP.                                                     2.7%
------------------------------------------------------------------------------
JOHNSON & JOHNSON                                                         2.6%
------------------------------------------------------------------------------
MICROSOFT CORP.                                                           2.5%
------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHINES CORP.                                     2.4%
------------------------------------------------------------------------------
WAL-MART STORES, INC.                                                     2.3%
------------------------------------------------------------------------------
PROCTER & GAMBLE CO.                                                      2.1%
------------------------------------------------------------------------------
PFIZER, INC.                                                              2.1%
------------------------------------------------------------------------------

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

SECTOR WEIGHTINGS

Financial services                                                       18.9%
------------------------------------------------------------------------------
Technology                                                               15.7%
------------------------------------------------------------------------------
Health care                                                              13.7%
------------------------------------------------------------------------------
Industrial goods & services                                               8.4%
------------------------------------------------------------------------------
Energy                                                                    8.3%
------------------------------------------------------------------------------
Retailing                                                                 7.9%
------------------------------------------------------------------------------
Consumer staples                                                          7.1%
------------------------------------------------------------------------------
Utilities & communications                                                6.7%
------------------------------------------------------------------------------
Leisure                                                                   5.9%
------------------------------------------------------------------------------
Basic materials                                                           3.0%
------------------------------------------------------------------------------
Special products & services                                               2.2%
------------------------------------------------------------------------------
Transportation                                                            1.2%
------------------------------------------------------------------------------
Autos & housing                                                           0.7%
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

Currently, the fund offers only Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

The following information illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results reflect the maximum applicable sales charge and the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. (See Notes to Performance Summary.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (For the period from the commencment of the fund's investment operations, December 28, 2001, through October 31, 2004. Index information is from January 2, 2002.)

                         MFS Tax Managed
                          Equity Fund --       Standard & Poor's
                           Class A              500 Stock Index

          12/01            $9,425                 $10,000
          10/02             6,965                   7,817
          10/03             8,286                   9,442
          10/04             9,356                  10,331

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------
                           Class
    Share class         Inception date        1-yr        Life*
---------------------------------------------------------------
         A                12/28/01           12.91%      -0.26%
---------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
---------------------------------------------------------------
Average large-cap core fund+                  5.99%      -1.18%
---------------------------------------------------------------
Standard & Poor's 500 Stock Index#            9.41%       1.15%
---------------------------------------------------------------

--------------------
  Average annual
  with sales charge
--------------------

    Share class                               1-yr        Life*
---------------------------------------------------------------
         A                                    6.42%      -2.32%
---------------------------------------------------------------

--------------------
     Cumulative
without sales charge
--------------------

---------------------------------------------------------------
         A                                   12.91%      -0.73%
---------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, December 28, 2001, through October 31, 2004.
  Index information is from January 2, 2002.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Standard & Poor's 500 Stock Index (the S&P 500) - measures the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown. Any such subsidy or waiver is voluntary and may be revised or rescinded at any time without notice. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Managing for after-tax returns may negatively impact the fund's performance. Because the fund balances investment and tax considerations, the fund's pre-tax performance could be lower than that of a similar fund that is not tax-managed. In order to reduce or avoid the recognition of net taxable income or gains, the fund may avoid purchasing securities that it would otherwise have purchased, may hold securities that it would otherwise have sold, and may sell securities that it would otherwise have held. The fund may not be a suitable investment for individual retirement accounts, other tax-exempt or tax-deferred accounts, or for other investors who are not sensitive to the federal income tax consequences of their investments. Compared to traditionally managed mutual funds, the tax-managed strategies may cause a higher percentage of the fund's net asset value to be represented by unrealized capital appreciation, which represents a potential future tax liability to shareholders.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           1.15%        $1,000          $1,030           $5.89
A  ---------------------------------------------------------------------------
    Hypothetical     1.15%        $1,000          $1,019           $5.85
------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.7%
-----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES           $ VALUE
-----------------------------------------------------------------------------------------------
Aerospace - 1.8%
-----------------------------------------------------------------------------------------------
General Dynamics Corp.                                                         20        $2,042
-----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                         127         6,996
-----------------------------------------------------------------------------------------------
                                                                                         $9,038
-----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                      52        $2,597
-----------------------------------------------------------------------------------------------

Automotive - 0.7%
-----------------------------------------------------------------------------------------------
SPX Corp.                                                                      93        $3,567
-----------------------------------------------------------------------------------------------

Banks & Credit Companies - 13.4%
-----------------------------------------------------------------------------------------------
Bank of America Corp.                                                         301       $13,482
-----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                               339        15,041
-----------------------------------------------------------------------------------------------
Fannie Mae                                                                     81         5,682
-----------------------------------------------------------------------------------------------
Freddie Mac                                                                   110         7,326
-----------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                       180         6,948
-----------------------------------------------------------------------------------------------
MBNA Corp.                                                                     83         2,127
-----------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                             75         3,923
-----------------------------------------------------------------------------------------------
Regions Financial Corp.                                                        89         3,122
-----------------------------------------------------------------------------------------------
SLM Corp.                                                                      22           996
-----------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                           78         5,490
-----------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                        65         2,516
-----------------------------------------------------------------------------------------------
                                                                                        $66,653
-----------------------------------------------------------------------------------------------
Biotechnology - 1.2%
-----------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                   36        $2,045
-----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                 78         4,093
-----------------------------------------------------------------------------------------------
                                                                                         $6,138
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.7%
-----------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                                                 86        $2,241
-----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                            377         6,273
-----------------------------------------------------------------------------------------------
                                                                                         $8,514
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.9%
-----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                 81        $6,654
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                      54         2,913
-----------------------------------------------------------------------------------------------
                                                                                         $9,567
-----------------------------------------------------------------------------------------------
Business Services - 1.9%
-----------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                   88        $3,721
-----------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                             62         2,781
-----------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                               90         2,718
-----------------------------------------------------------------------------------------------
                                                                                         $9,220
-----------------------------------------------------------------------------------------------
Chemicals - 1.3%
-----------------------------------------------------------------------------------------------
3M Co.                                                                         86        $6,671
-----------------------------------------------------------------------------------------------

Computer Software - 4.4%
-----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                  109        $2,741
-----------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                 79         4,167
-----------------------------------------------------------------------------------------------
Microsoft Corp.                                                               446        12,484
-----------------------------------------------------------------------------------------------
Oracle Corp.*                                                                 191         2,418
-----------------------------------------------------------------------------------------------
                                                                                        $21,810
-----------------------------------------------------------------------------------------------
Computer Software - Systems - 5.1%
-----------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                          65        $3,414
-----------------------------------------------------------------------------------------------
Dell, Inc.*                                                                   224         7,853
-----------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                           130         2,426
-----------------------------------------------------------------------------------------------
International Business Machines Corp.                                         132        11,847
-----------------------------------------------------------------------------------------------
                                                                                        $25,540
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.9%
-----------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                       29        $1,914
-----------------------------------------------------------------------------------------------
Gillette Co.                                                                   48         1,991
-----------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                          208        10,645
-----------------------------------------------------------------------------------------------
                                                                                        $14,550
-----------------------------------------------------------------------------------------------
Containers - 0.5%
-----------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                         131        $2,427
-----------------------------------------------------------------------------------------------

Electrical Equipment - 4.9%
-----------------------------------------------------------------------------------------------
General Electric Co.                                                          477       $16,275
-----------------------------------------------------------------------------------------------
Tyco International Ltd.                                                       254         7,912
-----------------------------------------------------------------------------------------------
                                                                                        $24,187
-----------------------------------------------------------------------------------------------
Electronics - 1.7%
-----------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                      265        $4,267
-----------------------------------------------------------------------------------------------
Intel Corp.                                                                    82         1,825
-----------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                  132         2,204
-----------------------------------------------------------------------------------------------
                                                                                         $8,296
-----------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
-----------------------------------------------------------------------------------------------
Ashland, Inc.                                                                  77        $4,437
-----------------------------------------------------------------------------------------------
Valero Energy Corp.                                                            72         3,094
-----------------------------------------------------------------------------------------------
                                                                                         $7,531
-----------------------------------------------------------------------------------------------
Energy - Integrated - 5.6%
-----------------------------------------------------------------------------------------------
ConocoPhillips                                                                 90        $7,588
-----------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                             409        20,131
-----------------------------------------------------------------------------------------------
                                                                                        $27,719
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.1%
-----------------------------------------------------------------------------------------------
Kellogg Co.                                                                   136        $5,848
-----------------------------------------------------------------------------------------------
Tyson Foods, Inc., "A"                                                        321         4,655
-----------------------------------------------------------------------------------------------
                                                                                        $10,503
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-----------------------------------------------------------------------------------------------
International Paper Co.                                                        74        $2,850
-----------------------------------------------------------------------------------------------

Gaming & Lodging - 2.3%
-----------------------------------------------------------------------------------------------
Carnival Corp.                                                                131        $6,623
-----------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                      99         4,725
-----------------------------------------------------------------------------------------------
                                                                                        $11,348
-----------------------------------------------------------------------------------------------
General Merchandise - 3.5%
-----------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                  60        $3,046
-----------------------------------------------------------------------------------------------
Target Corp.                                                                   65         3,251
-----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                         208        11,215
-----------------------------------------------------------------------------------------------
                                                                                        $17,512
-----------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.1%
-----------------------------------------------------------------------------------------------
CIGNA Corp.                                                                    82        $5,204
-----------------------------------------------------------------------------------------------

Insurance - 3.0%
-----------------------------------------------------------------------------------------------
Ace Ltd.                                                                      146        $5,557
-----------------------------------------------------------------------------------------------
American International Group, Inc.                                             42         2,550
-----------------------------------------------------------------------------------------------
MetLife, Inc.                                                                 177         6,788
-----------------------------------------------------------------------------------------------
                                                                                        $14,895
-----------------------------------------------------------------------------------------------
Machinery & Tools - 1.5%
-----------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                              30        $2,416
-----------------------------------------------------------------------------------------------
Cummins, Inc.                                                                  68         4,765
-----------------------------------------------------------------------------------------------
                                                                                         $7,181
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.4%
-----------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                  68        $1,861
-----------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                               194         5,203
-----------------------------------------------------------------------------------------------
                                                                                         $7,064
-----------------------------------------------------------------------------------------------
Medical Equipment - 2.3%
-----------------------------------------------------------------------------------------------
Baxter International, Inc.                                                    193        $5,937
-----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                         96         5,507
-----------------------------------------------------------------------------------------------
                                                                                        $11,444
-----------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
-----------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                    86        $2,795
-----------------------------------------------------------------------------------------------

Oil Services - 1.2%
-----------------------------------------------------------------------------------------------
Halliburton Co.                                                               166        $6,149
-----------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.8%
-----------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                              45        $3,740
-----------------------------------------------------------------------------------------------

Pharmaceuticals - 7.6%
-----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                71        $3,899
-----------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                           99         2,158
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                                             224        13,077
-----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                             178         5,573
-----------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                  354        10,248
-----------------------------------------------------------------------------------------------
Wyeth                                                                          65         2,577
-----------------------------------------------------------------------------------------------
                                                                                        $37,532
-----------------------------------------------------------------------------------------------

Pollution Control - 0.3%
-----------------------------------------------------------------------------------------------
Waste Management, Inc.                                                         52        $1,481
-----------------------------------------------------------------------------------------------

Printing & Publishing - 0.5%
-----------------------------------------------------------------------------------------------
Tribune Co.                                                                    55        $2,376
-----------------------------------------------------------------------------------------------

Railroad & Shipping - 0.9%
-----------------------------------------------------------------------------------------------
Union Pacific Corp.                                                            72        $4,534
-----------------------------------------------------------------------------------------------

Real Estate - 0.5%
-----------------------------------------------------------------------------------------------
Host Marriott Corp.                                                           170        $2,474
-----------------------------------------------------------------------------------------------

Restaurants - 1.4%
-----------------------------------------------------------------------------------------------
McDonald's Corp.                                                              239        $6,967
-----------------------------------------------------------------------------------------------

Specialty Stores - 4.4%
-----------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                               110        $4,497
-----------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                             49         2,902
-----------------------------------------------------------------------------------------------
Home Depot, Inc.                                                              102         4,190
-----------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                              95         5,347
-----------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                145         4,637
-----------------------------------------------------------------------------------------------
                                                                                        $21,573
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.8%
-----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                          182        $3,496
-----------------------------------------------------------------------------------------------
Motorola, Inc.                                                                395         6,818
-----------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                140         5,853
-----------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                       96         2,629
-----------------------------------------------------------------------------------------------
                                                                                        $18,796
-----------------------------------------------------------------------------------------------
Telephone Services - 3.2%
-----------------------------------------------------------------------------------------------
BellSouth Corp.                                                                 4          $107
-----------------------------------------------------------------------------------------------
Sprint Corp.                                                                  357         7,479
-----------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                  217         8,485
-----------------------------------------------------------------------------------------------
                                                                                        $16,071
-----------------------------------------------------------------------------------------------
Tobacco - 2.0%
-----------------------------------------------------------------------------------------------
Altria Group, Inc.                                                            201        $9,740
-----------------------------------------------------------------------------------------------

Trucking - 0.3%
-----------------------------------------------------------------------------------------------
FedEx Corp.                                                                    18        $1,640
-----------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.4%
-----------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                       25        $1,608
-----------------------------------------------------------------------------------------------
PG&E Corp.*                                                                   144         4,614
-----------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                     5           213
-----------------------------------------------------------------------------------------------
PPL Corp.                                                                      49         2,548
-----------------------------------------------------------------------------------------------
TXU Corp.                                                                     132         8,081
-----------------------------------------------------------------------------------------------
                                                                                        $17,064
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $449,524)                                               $494,958
-----------------------------------------------------------------------------------------------

Short-Term Obligations - 1.0%
-----------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT       $ VALUE
-----------------------------------------------------------------------------------------------
Fannie Mae, 1.69%, due 11/01/04                                            $2,000        $2,000
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04                         3,000         3,000
-----------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                          $5,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $454,524)                                          $499,958
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.7)%                                                  (3,418)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $496,540
-----------------------------------------------------------------------------------------------
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value (identified cost, $454,524)                        $499,958
-------------------------------------------------------------------------------------------------------
Cash                                                                          216
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                             9,136
-------------------------------------------------------------------------------------------------------
Dividends receivable                                                          564
-------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                              7
-------------------------------------------------------------------------------------------------------
Total assets                                                                                   $509,881
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                         $13,294
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                               30
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                            17
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                               $13,341
-------------------------------------------------------------------------------------------------------
Net assets                                                                                     $496,540
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                          $502,182
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                      45,434
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                       (52,867)
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                             1,791
-------------------------------------------------------------------------------------------------------
Net assets                                                                                     $496,540
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                        50,547
-------------------------------------------------------------------------------------------------------
Class A shares
  Net assets                                                             $496,540
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                       50,547
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $9.82
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.82)                                                     $10.42
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

The fund currently only offers Class A shares. Class B, Class C and Class I shares were not available for sale at year end October 31, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                                $8,894
-------------------------------------------------------------------------------------------------------
  Interest                                                                     30
-------------------------------------------------------------------------------------------------------
Total investment income                                                                          $8,924
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                           $4,120
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                 553
-------------------------------------------------------------------------------------------------------
  Distribution and service fee                                              1,925
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                           51
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                             2,022
-------------------------------------------------------------------------------------------------------
  Printing                                                                 15,861
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                            26,509
-------------------------------------------------------------------------------------------------------
  Legal fees                                                                2,269
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                             6,987
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  $60,297
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                        (12)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor             (53,975)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                     $6,310
-------------------------------------------------------------------------------------------------------
Net investment income                                                                            $2,614
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)                                                    $19,100
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)                                                $37,734
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                          $56,834
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                            $59,448
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                                    2004                     2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                     $2,614                   $2,467
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   19,100                  (21,437)
---------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                 37,734                   88,896
--------------------------------------------------------------------  ----------                  -------
Change in net assets from operations                                     $59,448                  $69,926
--------------------------------------------------------------------  ----------                  -------
Distributions declared to shareholders from net investment income        $(2,720)                 $(1,798)
--------------------------------------------------------------------  ----------                  -------
Change in net assets from fund share transactions                           $315                   $1,667
--------------------------------------------------------------------  ----------                  -------
Total change in net assets                                               $57,043                  $69,795
--------------------------------------------------------------------  ----------                  -------

NET ASSETS

At beginning of period                                                  $439,497                 $369,702
---------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $1,791 and $1,897, respectively)                   $496,540                 $439,497
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                        YEARS ENDED 10/31
                                                                ---------------------------------           PERIOD ENDED
                                                                      2004                   2003              10/31/02*

Net asset value, beginning of period                                 $8.75                  $7.39                 $10.00
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                           $0.05                  $0.05                  $0.02
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments              1.07                   1.35                  (2.63)
-------------------------------------------------------------  -----------                 ------                 ------
Total from investment operations                                     $1.12                  $1.40                 $(2.61)
-------------------------------------------------------------  -----------                 ------                 ------
Less distributions declared to shareholders from net
investment income                                                   $(0.05)                $(0.04)                   $--
-------------------------------------------------------------  -----------                 ------                 ------
Net asset value, end of period                                       $9.82                  $8.75                  $7.39
-------------------------------------------------------------  -----------                 ------                 ------
Total return (%)(+)                                                  12.91                  18.97                 (26.10)++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.15                   1.15                   1.15+
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 0.48                   0.63                   0.34+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      50                     23                     36
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $497                   $439                   $370
------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser and distributor contractually waived their fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waivers/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.90)                $(0.75)                $(0.77)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                           11.03                  11.36                  12.18+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                  (9.40)                 (9.58)                (10.68)+
------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, December 28, 2001, through October 31, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total return does not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Tax Managed Equity Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund currently only offers Class A shares. Class B, Class C and Class I shares were not available for sale at year end October 31, 2004.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for capital losses.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                      10/31/04        10/31/03

Distributions declared from:
  Ordinary income                                       $2,720          $1,798
--------------------------------------------------------------------------------

During the year ended October 31, 2004, there were no reclassifications due to differences between book and tax accounting.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income              $1,791
              --------------------------------------------------
              Capital loss carryforward                 (52,867)
              --------------------------------------------------
              Unrealized appreciation (depreciation)     45,434
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2010, ($31,430) and October 31, 2011, ($21,437).

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year, and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of January 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At October 31, 2004, aggregate unreimbursed expenses amounted to $130,355.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees are currently waiving their right to receive compensation from the fund.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended October 31, 2004, the fund paid MFS $51, equivalent to 0.0093% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charge on sales of Class A shares for the year ended October 31, 2004.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include service fees paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the funds daily assets attributable to Class A shares which are attributable to that securities dealer and distribution fee to MFD up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and services fees under the Class A distribution plan are currently being voluntarily waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase. There were no contingent deferred sales charges imposed during the year ended October 31, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended October 31, 2004, the fund paid MFSC a fee of $540 for shareholder services which equated to 0.0988% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $2 for the year ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $269,133 and $268,700, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

              Aggregate cost                           $454,524
              --------------------------------------------------
              Gross unrealized appreciation             $70,703
              --------------------------------------------------
              Gross unrealized depreciation             (25,269)
              --------------------------------------------------
              Net unrealized appreciation (depreciation)$45,434
              --------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  Year ended 10/31/04           Year ended 10/31/03
                                                    SHARES          AMOUNT        SHARES         AMOUNT

CLASS A SHARES

Shares sold                                        11,435        $110,004             2            $20
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                         305           2,720           240          1,798
---------------------------------------------------------------------------------------------------------
Shares reacquired                                 (11,435)       (112,409)          (20)          (151)
---------------------------------------------------------------------------------------------------------
Net change                                            305            $315           222         $1,667
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2004 was $3, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2004.

(7) SUBSEQUENT EVENT

On December 16, 2004, the Board of Trustees approved the termination of the fund. It is expected that the fund will terminate operations on or about January 31, 2005.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VIII and Shareholders of MFS Tax Managed Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Tax Managed Equity Fund (the Fund) (one of the portfolios comprising MFS Series Trust VIII), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Tax Managed Equity Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
                                                 ERNST & YOUNG LLP
Boston, Massachusetts
December 10, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of December 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and President  February 2004     Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment Officer
                                                                       and Director

Robert C. Pozen(3)            Trustee                February 2004     Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice Chairman
                                                                       (June 2000 to December 2001);
                                                                       Fidelity Management & Research
                                                                       Company (investment adviser),
                                                                       President (March 1997 to July
                                                                       2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises
                                                                       (telecommunicatio ns), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and            February 1992     Private investor; Eastern
(born 05/01/36)               Chair of Trustees                        Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn,             Trustee                August 1993       Brigham and Women's Hospital, Chief
M.D.                                                                   of Cardiac Surgery; Harvard Medical
(born 03/11/37)                                                        School, Professor of Surgery

David H. Gunning              Trustee                January 2004      Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since April
                                                                       2001); Encinitos Ventures (private
                                                                       investment company), Principal
                                                                       (1997 to April 2001); Lincoln
                                                                       Electric Holdings, Inc. (welding
                                                                       equipment manufacturer), Director;
                                                                       Southwest Gas Corporation (natural
                                                                       gas distribution company), Director

William R. Gutow              Trustee                December 1993      Private investor and real estate
(born 09/27/41)                                                         consultant; Capitol Entertainment
                                                                        Management Company (video
                                                                        franchise), Vice Chairman

Amy B. Lane                   Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                          Managing Director, Investment
                                                                         Banking Group (1997 to February
                                                                         2001); Borders Group, Inc. (book
                                                                         and music retailer), Director;
                                                                         Federal Realty Investment Trust
                                                                         (real estate investment trust),
                                                                         Trustee

Lawrence T. Perera            Trustee                July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                          Partner

William J. Poorvu             Trustee                August 1982         Private investor; Harvard
(born 04/10/35)                                                          University Graduate School of
                                                                         Business Administration, Class of
                                                                         1961 Adjunct Professor in
                                                                         Entrepreneurship Emeritus

J. Dale Sherratt              Trustee                August 1993         Insight Resources, Inc.
(born 09/23/38)                                                          (acquisition planning specialists),
                                                                         President; Wellfleet Investments
                                                                         (investor in health care
                                                                         companies), Managing General
                                                                         Partner (since 1993); Cambridge
                                                                         Nutraceuticals (professional
                                                                         nutritional products), Chief
                                                                         Executive Officer (until May 2001)

Elaine R. Smith               Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                          consultant

OFFICERS
Robert J. Manning(3)          President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                          Company, Chief Executive Officer,
                                                                         President, Chief Investment Officer
                                                                         and Director

James R. Bordewick,           Assistant Secretary    September 1990      Massachusetts Financial Services
Jr.(3)                        and Assistant Clerk                        Company, Senior Vice President and
(born 03/06/59)                                                          Associate General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk    September 2004      Massachusetts Financial Services
(born 12/01/56)                                                          Company, Senior Vice President,
                                                                         General Counsel and Secretary
                                                                         (since April 2004); Hale and Door
                                                                         LLP (law firm) (prior to April
                                                                         2004)

Stephanie A. DeSisto          Assistant Treasurer    May 2003            Massachusetts Financial Services
(3)                                                                      Company, Vice President (since
(born 10/01/53)                                                          April 2003); Brown Brothers
                                                                         Harriman & Co., Senior Vice
                                                                         President (November 2002 to April
                                                                         2003); ING Groep N.V./Aeltus
                                                                         Investment Management, Senior Vice
                                                                         President (prior to November 2002)

James F. DesMarais(3)         Assistant Secretary    September 2004      Massachusetts Financial Services
(born 03/09/61)               and Assistant Clerk                        Company, Assistant General Counsel

Robert R. Flaherty            Assistant Treasurer    August 2000         Massachusetts Financial Services
(3)                                                                      Company, Vice President (since
(born 09/18/63)                                                          August 2000); UAM Fund Services,
                                                                         Senior Vice President (prior to
                                                                         August 2000)

Richard M. Hisey(3)           Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                          Company, Senior Vice President
                                                                         (since July 2002); The Bank of New
                                                                         York, Senior Vice President
                                                                         (September 2000 to July 2002);
                                                                         Lexington Global Asset Managers,
                                                                         Inc., Executive Vice President and
                                                                         Chief Financial Officer (prior to
                                                                         September 2000); Lexington Funds,
                                                                         Chief Financial Officer (prior to
                                                                         September 2000)

Brian T. Hourihan(3)          Assistant Secretary    September 2004      Massachusetts Financial Services
(born 11/11/64)               and Assistant Clerk                        Company, Vice President, Senior
                                                                         Counsel and Assistant Secretary
                                                                         (since June 2004); Affiliated
                                                                         Managers Group, Inc., Chief Legal
                                                                         Officer/ Centralized Compliance
                                                                         Program (January to April 2004);
                                                                         Fidelity Research & Management
                                                                         Company, Assistant General Counsel
                                                                         (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                          Company, Vice President

Frank L. Tarantino            Independent Chief      June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                         compliance services), Principal
                                                                         (since June 2004); CRA Business
                                                                         Strategies Group (consulting
                                                                         services), Executive Vice President
                                                                         (April 2003 to June 2004); David L.
                                                                         Babson & Co. (investment adviser),
                                                                         Managing Director, Chief
                                                                         Administrative Officer and Director
                                                                         (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                          Company, Senior Vice President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The trust will hold a shareholders' meeting in 2005 and at least once every five years hereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives, Poorvu and
Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
---------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Matthew W. Krummell

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (unaudited)
-------------------------------------------------------------------------------

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For the year ended October 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------------------------------------
General information                                1-800-225-2606         8 a.m. to 8 p.m., any business
                                                                          day
-------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                        1-800-637-6576         9 a.m. to 5 p.m., any business
                                                                          day
-------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or        1-800-MFS-TALK
stock and bond outlooks                            (1-800-637-8255)
                                                   touch-tone required    24 hours a day, 365 days a year
-------------------------------------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 TME-ANN 12/04

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant ("Funds"), and Ernst & Young LLP ("E&Y") to serve in the same capacity for other Funds of the Registrant. The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended October 31, 2004 and 2003, audit fees billed to the following Fund by Deloitte were as follows:

                                                               Audit Fees
           FEES BILLED BY DELOITTE:                         2004         2003
                                                          ------       ------

                MFS Global Growth Fund                    40,400       38,400
                                                          ------       ------
                         TOTAL                            40,400       38,400

For the fiscal years ended October 31, 2004 and 2003, audit fees billed to the following Funds by E&Y were as follows:

                                                               Audit Fees
           FEES BILLED BY E&Y:                              2004         2003
                                                          ------       ------

                MFS Strategic Income Fund                 36,950       35,400
                MFS Tax Managed Equity                    20,900       14,260
                                                          ------       ------
                Fund
                         TOTAL                            57,850       49,660

For the fiscal years ended October 31, 2004 and 2003, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                            Audit-Related Fees(1)            Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:                   2004           2003          2004          2003          2004          2003
                                             ----           ----          ----          ----          ----          ----

       To MFS Global Growth                     0              0         9,600         4,800             0             0
           Fund

       To MFS and MFS Related             928,350        166,150        35,000        20,000        32,500        49,644
       Entities relating directly to the
       operations and financial
       reporting of the
       above Fund*

       To Fund, MFS and MFS               928,350        166,150        44,600      42,429          68,500       121,644
       Related Entities#

  FEES BILLED BY E&Y:                    2004          2003           2004          2003          2004          2003
                                         ----          ----           ----          ----          ----          ----

       To MFS Strategic Income                  0              0        11,590         6,895             0             0
           Fund
       To MFS Tax Managed                       0              0         9,930         3,175             0             0
                                                -              -         -----         -----             -             -
           EQUITY FUND
           TOTAL NON-AUDIT FEES                 0              0        21,520        10,070             0             0
           BILLED BY E&Y TO
           ABOVE FUNDS

       To MFS and MFS Related                   0              0             0             0        40,000        14,607
       Entities relating directly to the
       operations and financial
       reporting of the above
       Funds*

       To Funds, MFS and MFS                    0              0        28,520      10,070          40,000        24,607
       Related Entities##

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.

## This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports and comfort letters.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte or E&Y other than those reported under "Audit Fees", "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F):  Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations to the Board for nominees to the Registrant's Board. Shareholders may mail written recommendations to the Board to the attention of the Board of Trustees, MFS Series Trust VIII, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o , Jeffrey N. Carp, Secretary of the Fund. Shareholder communications must be in writing and be signed by the shareholder and identify the series of the Registrant to which they relate. Such recommendations must be accompanied by the candidate's biographical and occupational data (including whether the candidate would be an "interested person" of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the series of the Registrant to which the recommendation relates and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date:    December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date:    December 21, 2004

By (Signature and Title)*  RICHARD M. HISEY
                           ---------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 21, 2004
      -----------------

* Print name and title of each signing officer under his or her signature.